AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 28, 2011

File Nos. 333-157876 and 811-22110

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933☒

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 35  ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 37  ☒

ADVISORSHARES TRUST
(Exact Name of Registrant as Specified in Charter)

2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814
 (Address of Principal Executive Offices, Zip Code)

(877) 843-3831
(Registrant’s Telephone Number, including Area Code )

Noah Hamman
AdvisorShares Investments, LLC
2 Bethesda Metro Center
Suite 1330
Bethesda, Maryland  20814

 (Name and Address of Agent for Service)

Copy to:
W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☒           immediately upon filing pursuant to paragraph (b) of rule 485
☐           on (date) pursuant to paragraph (b)(1)(v) of rule 485
☐           60 days after filing pursuant to paragraph (a)(1) of rule 485
☐           on (date) pursuant to paragraph (a)(1) of rule 485
☐           75 days after filing pursuant to paragraph (a)(2) of rule 485
☐           on (date) pursuant to paragraph (a)(2) of rule 485

AdvisorShares Global Echo ETF
NYSE Arca Ticker: GIVE

ADVISORSHARES TRUST
2 Bethesda Metro Center
Suite 1330
Bethesda, Maryland  20814
www.advisorshares.com
877.THE.ETF1

THE FUND WILL NOT COMMENCE OPERATIONS, AND SHARES OF THE FUND WILL NOT BE OFFERED OR
SOLD, UNTIL THE SHARES ARE LISTED ON THE NYSE.

Prospectus dated September 28, 2011

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission nor has the U.S. Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense

TABLE OF CONTENTS

INVESTMENT OBJECTIVE	1

FUND FEES AND EXPENSES	1

PORTFOLIO TURNOVER	1

PRINCIPAL INVESTMENT STRATEGIES	2

PRINCIPAL RISKS OF INVESTING IN THE FUND	3

FUND PERFORMANCE	5

MANAGEMENT	5

PURCHASE AND SALE OF FUND SHARES	6

TAX INFORMATION	6

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES	6

MORE INFORMATION ABOUT THE TRUST AND THE FUND	7

MORE INFORMATION ABOUT THE MANAGERS OF MANAGERS APPROACH	7

MORE INFORMATION ABOUT THE INVESTMENT OBJECTIVE	7

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES	8

MORE INFORMATION ABOUT PRINCIPAL RISKS OF INVESTING IN THE FUND	8

MANAGEMENT OF THE FUND	12

SHAREHOLDER INFORMATION	16

DISTRIBUTION PLAN	17

ADDITIONAL TAX INFORMATION	17

FINANCIAL HIGHLIGHTS	20

ADDITIONAL INFORMATION	21

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ADVISORSHARES GLOBAL ECHO ETF (NYSE Arca Ticker: GIVE)

INVESTMENT OBJECTIVE
The AdvisorShares Global Echo ETF (the “Fund”) seeks to achieve long-term capital appreciation with an emphasis on absolute (positive) returns and low sensitivity to traditional financial market indices, such as the S&P 500 Index, over a full market cycle.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
MANAGEMENT FEES	1.10%
DISTRIBUTION (12b-1) FEES	0.00%
TOTAL OTHER EXPENSES	0.40%
Contribution to Global Echo Foundation	0.40%
Other Expenses(a)	0.00%
ACQUIRED FUND FEES AND EXPENSES(b)	0.20%
TOTAL ANNUAL FUND OPERATING EXPENSES(c)	1.70%

(a)	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

(b)
As a shareholder in certain ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” are based upon estimated amounts for the current fiscal year.

(c)
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds.  This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund.  If commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS
AdvisorShares Global Echo ETF	$173	$536

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

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PRINCIPAL INVESTMENT STRATEGIES
The Fund is a multi-manager, multi-strategy, broadly diversified, actively managed exchange-traded fund (“ETF”) with a focus on Sustainable Investing. Sustainable Investing generally refers to an investment methodology that takes into consideration economic, environmental, technology, and a variety of social factors when making investment decisions. Accordingly, the Fund is designed as a core allocation that proactively seeks Sustainable Investment-themed investment opportunities that may socially and environmentally benefit the earth, with a focus on water, clean energy, community development, innovation and other sustainable themes across asset classes. Sustainable Investment themes that the Fund may pursue include, but are not limited to, the following: economic themes (corporate governance, risk & crisis management, community investment, energy efficiency, food, green building); environmental themes (air, water, earth); technology themes (mobility, renewable energy, technology and access); and social themes (human health such as occupational health and safety).

The Fund’s namesake is the Global Echo Foundation, a charitable foundation co-founded by Philippe Cousteau, Jr. The Global Echo Foundation’s mission statement is to promote sustainable development across a number of different themes, including social, environmental, and entrepreneurship. The Fund was designed to pursue sustainable investment opportunities among the same themes thereby promoting the Global Echo Foundation’s goals of increased sustainable development. To further support the Global Echo Foundation, the Fund will make regular monetary contributions to the Foundation. The Global Echo Foundation will not participate in or have any influence on the day-to-day operations of the Fund or the Advisor’s and Sub-Advisors’ management of the Fund.

The Fund seeks to achieve its investment objective by allocating a portion of the Fund’s assets to each of the Fund’s Sub-Advisors who will employ their respective investment strategies to generate absolute returns over a full market cycle. Generally, a full market cycle consists of a bull market followed by a bear market and a return to a bull market, or vice versa.  Initially, an equal proportion of the Fund’s assets will be allocated to each Sub-Advisor to obtain the desired exposure to the strategies described below.  The allocation among Sub-Advisors will vary over time in response to a variety of factors including prevailing market conditions. The Advisor has designated First Affirmative Financial Network, LLC (“First Affirmative”) to allocate and monitor the allocation of the Fund’s assets to each Sub-Advisor to ensure that the Fund’s portfolio maintains the proper investment exposure to seek to achieve its investment objective. Each Sub-Advisor will seek to identify and invest either directly or indirectly through other ETFs, in securities of companies that are making a positive impact in the world and reflect Sustainable Investment themes, including corporate sustainability. The Fund’s investments in companies that practice corporate sustainability provide an additional layer of diversification because such investments are designed to increase long-term shareholder value. Companies focused on corporate sustainability also can provide more attractive risk return profiles for investors, and can leverage various other Sustainable Investment themes.

The Fund invests primarily in U.S. and foreign equity securities, including common and preferred stock, American Depository Receipts (“ADRs”), fixed income securities, including municipal bonds, and affiliated and unaffiliated ETFs. The Fund may take both long and short positions in any of these investments. A long position is the purchase of an investment with the expectation that it will rise in value. A short position is the sale of a borrowed investment with the expectation that it will decline in value. The Fund may invest up to 65% (and intends to always invest at least 15%) of its net assets in domestic and foreign fixed income securities. The Fund may invest in securities of any capitalization range and may employ one or more investment styles (from growth to value) at any time as necessary to seek to achieve the Fund’s investment objective.

Each Sub-Advisor will determine whether to buy or sell an investment for the Fund’s portfolio by applying one or more of the following strategies:

Core Strategies

○
Fixed Income Strategies.  Fixed income strategies consist of investment strategies that invest primarily in debt securities of domestic and foreign governments, agencies, and instrumentalities, municipalities, and companies of all maturities and qualities, including “junk bonds” and other defaulted debt securities, TIPS (Treasury Inflation Protected Securities), and ETFs that provide exposure to fixed income securities or strategies. Debt securities of foreign governments are sometimes referred to as sovereign debt obligations and may be issued or guaranteed by foreign governments or their agencies. The Fund may invest in mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, and other mortgage related securities (“Mortgage Related Securities”). Fixed income strategies also may involve hedging through the use of investments in other ETFs to enhance risk-adjusted return.

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○
Equity Strategies.  Equity strategies consist of both domestic and international/emerging markets strategies. The domestic equity strategies seek to invest in securities of companies that the Sub-Advisor believes will outperform other equities securities over the long term. The international/emerging markets equity strategies seek to invest in securities of undervalued international companies through ADRs that provide the Fund with exposure to businesses outside of the U.S. and that are attractively priced relative to their economic fundamentals.  Both U.S. and international investments are selected using fundamental analysis of factors such as earnings, cash flows, and valuations based upon them, and are diversified among the economic and industry sectors in the S&P 500® Index, the Morgan Stanley Capital International (MSCI) All Country World Index, MSCI Europe, Australasia and Far East Index (“MSCI EAFE”), and Emerging Markets Index (“MSCI EM”).

Alternative Strategies

○
Long/Short and Hedging Strategies.  Alternative strategies consist of strategies that combine short sales of equities (including shares of ETFs) or purchase of shares of inverse ETFs. As such, long/short strategies may utilize securities that seek to track indexes on markets, sectors, strategies and/or industries to hedge against potential adverse movements in security prices. The Fund may implement multiple variations of long/short and hedging strategies. The basic long/short equity strategies generally seek to increase net long exposure in a bull market and decrease net long exposure, by holding high concentrations in cash or investing 100% short, in a bear market.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to a number of risks that may affect the value of its shares, including:

American Depositary Receipt (ADRs) Risk.  ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Credit Risk.  The Fund is subject to the risk that an issuer of a fixed income security, such as a municipal bond, may be unable or unwilling to make interest and principal payments when due.  The Fund is also subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer’s creditworthiness. Credit risk is heightened to the extent the Fund invests in high yield securities or junk bonds.

Currency Risk.  The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar.

Early Closing Risk.  An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Emerging Markets Risk.  Certain of the Fund’s investments will expose the Fund’s portfolio to the risks of investing in emerging markets. Emerging markets, which consist of countries or markets with low to middle income economies as classified by the World Bank and other countries or markets with similar characteristics as determined by the Advisor, can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

3

Exchange-Traded Fund Risk. Through its investments in the ETFs, the Fund will be subject to the risks associated with the ETFs’ investments, including the possibility that the value of the securities held by an ETF could decrease.

Fixed Income Risks. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities also are subject to prepayment, interest rate, and credit risks.

Foreign Investment Risk.  The Fund’s investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

High-Yield Securities Risk. The risk that high-yield debt securities or “junk bonds” are subject to a greater risk of loss of income and principal than higher-grade debt securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy.

Investment Risk.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment. Further, there is no guarantee that the Fund will be able to achieve its objective.

Liquidity Risk.  Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

Management Risk.  The Sub-Advisors continuously evaluate the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed. The Sub-Advisors’ judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk.  Due to market conditions, the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Mortgage-Backed Securities Risk.  Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates and the quality of the underlying assets. The underlying assets may default or decline in quality or value.

Short Sales and Leverage Risk.  Short sales involve the sale of a security the Fund has borrowed, with the expectation that the security will underperform the market. Short sales create a risk that the Fund will be required to close the short position by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Fund.

Strategy Risk. The risk that investment strategies employed by the Advisor and Sub-Advisors in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments. There is no guarantee that the Fund’s investment strategies will succeed in limiting the Fund’s exposure to stock market movements, capitalization and sector swings, or other risk factors.

Sustainable Investments Risk.  The Fund’s investments in sustainable investment theme issuers may subject the Fund to the risk that the securities of such issuers will underperform other economic sectors or the market as a whole.

4

Tax Risk. Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Trading Risk.  Shares may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

As with any fund, there is no guarantee that the Fund will achieve its investment goal.

FUND PERFORMANCE
The Fund is new and therefore does not have a performance history for a full calendar year.

MANAGEMENT
ADVISOR AND SUB-ADVISORS

Name	Title	Investment Strategy
AdvisorShares Investments, LLC	Advisor	Asset Allocation

First Affirmative Financial Network, LLC	Sub-Advisor	• Alternative Long/Short and Hedging Strategies • Asset Allocation

Reynders, McVeigh Capital Management, LLC	Sub-Advisor	Core Equity Strategies

Baldwin Brothers Inc.	Sub-Advisor	Core Equity Strategies

Community Capital Management Inc.	Sub-Advisor	Core Fixed Income Strategies

PORTFOLIO MANAGERS

Name and Title	Length of Service with Sub-Advisor

First Affirmative Financial Network, LLC

• R. Kevin O’Keefe, CIMA, AIF®, Chief Investment Officer	20 years

Reynders, McVeigh Capital Management, LLC

• Charlton Reynders, Chairman & Chief Executive Officer	6 years
• Patrick McVeigh, President and Chief Investment Officer	6 years

Baldwin Brothers Inc.

• Christopher de Roetth, Partner, Account Management	6 months

Community Capital Management Inc.

• Barbara VanScoy, Founder and Senior Portfolio Manager	12 years
• Michelle Rogers, Executive Vice President and Senior Portfolio Manager	8 years
• Julie Egan, Senior Vice President and Portfolio Manager	2 years

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PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis at the net asset value (“NAV”) only in a large specified number of shares called a “Creation Unit.” The shares of the Fund that trade on the New York Stock Exchange Arca, Inc. (the “Exchange”) are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of at least 50,000 shares. A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Distributor or uses a Depository Trust Company (“DTC”) participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into the Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash, together totaling the NAV of the Creation Unit(s), in exchange for 50,000 shares of the Fund (or multiples thereof).

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers. The shares of the Fund are listed on the Exchange, and because shares trade at market prices rather than at net asset value, shares may trade at a value greater than or less than their net asset value.

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”).

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Advisor or a Sub-Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing broker-dealers or other intermediaries and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

MORE INFORMATION ABOUT THE TRUST AND THE FUND
AdvisorShares Trust (the “Trust”) is a Delaware statutory trust offering a number of professionally managed investment portfolios or funds. This Prospectus describes the AdvisorShares Global Echo ETF (the “Fund”).

The Global Echo Foundation is a 501(c)(3) charitable foundation. In addition to promoting sustainable development, the Global Echo Foundation focuses on providing funding and other resources to support causes addressing many of the challenges facing the world community, from social issues impacting women and children to environmental conservation, as well as supporting social entrepreneurship. In exchange for the use of its name and other joint educational ventures, the Advisor will pay the Global Echo Foundation a fee out of the Advisor’s revenue, a portion of which is derived from the advisory fee paid by the Fund. In addition and as disclosed in the Fund Fees and Expenses table, the Fund intends to make regular monetary contributions to the Global Echo Foundation. Also, to the extent the Fund is successful, the Advisor intends to make periodic contributions from its legitimate profits to a variety of charitable organizations, including the Global Echo Foundation, that the Advisor selects in its discretion.

Section 12(d)(1) of the Investment Company Act of 1940 (the “1940 Act”) restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Creation Units of the Fund are issued and redeemed principally in-kind for shares of the underlying ETFs.

EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF THE FUND ARE NOT REDEEMABLE SECURITIES.

MORE INFORMATION ABOUT THE MANAGERS OF MANAGERS APPROACH
The Advisor is responsible for developing and monitoring the asset allocation and portfolio management for the Fund. The Advisor believes that an investment’s reward and risk characteristics can be enhanced by employing multiple sub-advisory firms to manage the assets of the Fund. Through a blending of sub-advisory firms, and managers, with complementary styles and approaches, the Advisor intends to manage the Fund in a “manager of managers” approach by selecting and overseeing multiple sub-advisors who each manage a segment of the Fund’s assets using a distinct investment style. The Sub-Advisors selected by the Advisor adhere to strict investment disciplines with the objective of achieving reduced risk through increased diversification, as well as greater consistency of results.

The Trust is in the process of applying for exemptive relief from the U.S. Securities and Exchange Commission (“SEC”), which, if obtained, will permit the Advisor, subject to certain conditions, to terminate existing Sub-Advisors or hire new Sub-Advisors for the Fund, to materially amend the terms of particular agreements with Sub-Advisors or to continue the employment of existing Sub-Advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement. This arrangement is expected to be approved by the Board. Consequently, under the exemptive order, the Advisor will have the right to hire, terminate and replace Sub-Advisors when the Board and the Advisor feel that a change would benefit the Fund. Within 90 days of retaining a new Sub-Advisor, shareholders of the Fund will receive notification of the change. The manager of managers structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The structure does not permit investment advisory fees paid by the Fund to be increased or change the Advisor’s obligations under the Advisory Agreement, including the Advisor’s responsibility to monitor and oversee sub-advisory services furnished to the Fund, without shareholder approval.  Furthermore, any sub-advisory agreements with affiliates of the Fund or the Advisor will require shareholder approval. Until the Advisor and the Trust obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

MORE INFORMATION ABOUT THE INVESTMENT OBJECTIVE
The investment goal of the Fund is non-fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without a shareholder vote.

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MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specific index.  Instead, it uses an active investment strategy to meet its investment objective.  Accordingly, each Sub-Advisor, subject to the oversight of the Advisor and the Board, has discretion on a daily basis to manage its allocated portion of the Fund’s portfolio actively in accordance with the Fund’s investment objective.

The Fund is designed for investors who seek a long-term investment with exposure to Sustainable Investment themes that has low sensitivity to traditional markets and who desire added diversification across multiple asset classes and strategies as a part of an overall disciplined investment program.

The Fund will pursue absolute returns over a full market cycle by allocating assets among a carefully chosen group of Sub-Advisors who employ a wide range of specialized investment strategies. First Affirmative allocates and reallocates assets of the Fund among its respective Sub-Advisors to attempt to maximize risk-adjusted returns while reducing the Fund’s volatility and lower sensitivity to traditional markets. First Affirmative has primary responsibility for allocating Fund assets in a manner that attempts to diversify the Fund’s portfolio across multiple strategies and investment styles that the Advisor believes are complementary and, when combined, will produce enhanced risk adjusted returns. To this end, the Advisor will be responsible for selecting the Fund’s Sub-Advisors, and First Affirmative will be responsible for determining the portion of the Fund’s assets to be allocated to each Sub-Advisor.

The Advisor has entered into sub-advisory agreements with each Sub-Advisor, which are each chosen for its particular investment style(s) and expertise in gaining exposure to Sustainable Investment themes. The Sub-Advisors may employ aggressive investment strategies and techniques and focus investments in certain securities sectors and geographical regions. The Sub-Advisors employ techniques, strategies and analyses based on relationships and correlations between and assumptions about securities, instruments, commodities, markets or other factors, or the occurrence of certain events. By combining the expertise of several Sub-Advisors, the Fund attempts to reduce volatility and provide enhanced risk-adjusted returns.  However, there can be no assurance that losses will be avoided.

The Advisor or First Affirmative may invest the Fund’s assets in securities and other instruments directly. The Advisor or First Affirmative may exercise this discretion to invest the Fund’s assets pending allocation to a Sub-Advisor, to hedge the Fund’s investments against exposures created by the Sub-Advisors, or to modify the Fund’s exposure to a particular investment or market related risk. The Advisor or First Affirmative may exercise its discretion over unallocated assets to invest Fund assets directly and may reallocate to itself assets previously allocated to a Sub-Advisor. From time to time, certain of the Sub-Advisors or their strategies may not be available to the Fund due to such reasons as investment minimums, capacity limitations, and regulatory limitations or other imposed constraints. Accordingly, the Fund may, for temporary purposes, utilize high-quality, short-term debt securities or other cash instruments as a substitute for certain Sub-Advisors’ strategies until Fund assets reach appropriate scale for optimal allocation.

The strategies utilized by the Fund include traditional strategies, absolute return strategies as well as strategies aimed at enhanced risk-adjusted returns. The strategies and investment techniques employed by the Sub-Advisors aim to produce absolute returns over a full market cycle while managing risk exposure with a primary focus on Sustainable Investment themes.

Transparency. The Fund’s portfolio holdings will be disclosed on the Trust’s website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day.

MORE INFORMATION ABOUT PRINCIPAL RISKS OF INVESTING IN THE FUND
This section provides additional information regarding certain of the Fund’s principal risks.

American Depositary Receipt Risk.  American Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing the Fund or underlying ETF to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt.

8

Credit Risk. Credit risk is the risk that the Fund could lose money if an issuer or guarantor of a debt instrument in which the Fund invests or has exposure to may be unable or unwilling to make interest and principal payments when due or otherwise meet its obligations. The Fund is also subject to the risk that its investment in a debt instrument could decline because of concerns about the issuer’s credit quality or perceived financial condition.  Fixed income securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

Currency Risk.  The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. While the Fund may engage in currency hedging transactions, it generally does not intend to do so.

Early Closing Risk.  The normal close of trading of securities listed on the Exchange is 4:00 p.m., Eastern Time.  An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell shares of a Fund on that day. If the Exchange closes early on a day when a shareholder needs to execute trades late in a trading day, the shareholder might incur trading losses.

Emerging Markets Risk. Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor or Sub-Advisors, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets are often dependent upon commodity prices and international trade, and can be subject to greater social, economic, regulatory, and political uncertainties potentially resulting in extreme market volatility. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. For example, investments in emerging markets are subject to a greater risk of loss due to expropriation, nationalization, confiscation or assets and other property. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund also may be subject to this risk with respect to its investments in other securities or financial instruments whose returns are related to the returns of emerging market securities.

Equity Risk.  Investment in the Fund involves the risks inherent in an investment in any equity security, including the risk that the general level of stock prices may decline thereby adversely affect the value of the Fund’s portfolio. The value of portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of such securities (particularly those that are heavily weighted in the S&P 500 Index), the value of common stocks generally and other factors.  The general condition of the stock market also may deteriorate. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Exchange-Traded Fund Risk.  The Fund may purchase shares of ETFs to gain exposure to a particular Sustainable Investment theme, segment of the market, or when such an investment provides a more cost efficient means to obtain the desired investment exposure. The Fund is subject to the same risks as the underlying ETFs, except the Fund may have the benefit of additional diversification.  While the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities of the ETF, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.  ETFs also may trade below their NAV or at a “discount,” which may adversely affect the Fund’s performance.  In addition, certain of the underlying ETFs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Also, when the Fund invests in an affiliated or unaffiliated ETF, in addition to directly bearing the expenses associated with the Fund’s own operations, the Fund will bear a pro rata portion of the ETF’s expenses. Because of these additional expenses, the performance of an ETF may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the ETF.

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Fixed Income Risk. The Fund may directly or indirectly invest in fixed income securities. Fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the Fund or underlying ETF to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund or underlying ETF that holds these securities may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Fund or underlying ETF because the fund will have to reinvest that money at the lower prevailing interest rates.  This is known as prepayment risk.

Foreign Investment Risk.  The Fund directly or indirectly may have significant exposure to securities or obligations of foreign companies through its investments in financial instruments, such as ADRs, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in financial instruments that are indirectly linked to the performance of foreign issuers may involve risks not typically associated with investing in U.S. issuers. The value of financial instruments denominated in foreign currencies, and of distributions from such financial instruments, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of financial instruments traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

High Yield Securities Risk.  The Fund directly or indirectly through an underlying ETF may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of certain of the underlying funds to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Liquidity Risk.  Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk.  Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s and an underlying ETFs’ investments may decline in value due to factors affecting securities or commodities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of securities and financial instruments in which the Fund, or underlying ETF invests will cause the NAV of the Fund, or underlying ETF to fluctuate.  Historically, the markets have moved in cycles, and the value of the Fund’s and an underlying ETF's securities may fluctuate drastically from day to day.  Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

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Mortgage-Backed Securities. The value of mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the mortgages underlying the securities. The mortgages underlying the securities may default or decline in quality or value. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.  Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk. Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Short Sales and Leverage Risk.  Short sales involve the sale of a security the Fund has borrowed, with the expectation that the security will underperform the market. Short sales create a risk that the Fund will be required to close the short position by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what the Fund originally paid for the security together with any transaction costs. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. As a result, the Fund may be unable to fully implement its investment strategy due to a lack of available stocks or for other reasons. It is possible that the market value of the securities the fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund's potential volatility. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales. Regulatory bans on certain short selling activities may prevent the Fund from fully implementing its strategy. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Fund. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions.

Sustainable Investments Risk.  The Fund’s investments in sustainable investment theme issuers may subject the Fund to the risk that the securities of such issuers will underperform other economic sectors or the market as a whole due to legislative or regulatory changes, adverse geopolitical conditions, or other events that have an adverse effect on sustainable investment themes.

Trading Risk.  Shares of the Fund may trade below the NAV. The NAV of shares will fluctuate with changes in the market value of a Fund’s holdings.  The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.  However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end mutual funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAVs), the Advisor does not believe that large discounts or premiums to NAV will exist for extended periods of time.

As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Fund.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Temporary Defensive Positions.  To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality debt securities and money market instruments either directly or through underlying ETFs. The Fund may be invested in these instruments for extended periods, depending on the Sub-Advisors’ assessment of market conditions.  These debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities, repurchase agreements and bonds that are BBB or higher. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such money market fund’s advisory fees and operational fees.

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Please see the Statement of Additional Information (the “SAI”) for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS
A description of the Fund’s policies and procedures with respect to the disclosure of Fund portfolio securities is available (i) in the SAI and (ii) on the Trust’s website.

MANAGEMENT OF THE FUND
INVESTMENT ADVISOR
AdvisorShares Investments, LLC, located at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814, serves as investment advisor of the Fund. The Advisor continuously reviews, supervises, and administers the Fund’s investment program, including the selection of Sub-Advisors, subject to the Board’s approval, and the designation of the Sub-Advisor responsible for allocating and monitoring the continued allocation of the Fund’s assets among the Sub-Advisors. The Advisor also is responsible for providing investment and operational oversight of the Allocation Manager and Sub-Advisors. The Board supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Advisor shall receive 1.10% of the NAV of the Fund and such fees do not include breakpoints. As of July 1, 2011, the Advisor had approximately $360 million in assets under management.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor has contractually agreed to pay all operating expenses of the Fund, including transfer agency, custody, fund administration, legal, audit and other services, except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, acquired fund fees and expenses, short dividend expenses, expenses of the Independent Trustees (including any Trustees’ counsel fees), and extraordinary expenses.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

INVESTMENT SUB-ADVISORS
Not all of the Sub-Advisors listed for the Fund may be actively managing assets for the Fund at all times.  To the extent that a Sub-Advisor is not actively managing assets for the Fund, the Fund may not be employing the investment style utilized by that Sub-Advisor to achieve its investment objective. Subject to the oversight of the Board, the Advisor may temporarily allocate Fund assets away from a Sub-Advisor. Situations in which the Advisor may make such a determination include the level of assets in the Fund, changes in a Sub-Advisor’s personnel or a Sub-Advisor’s adherence to an investment strategy.

First Affirmative Financial Network, LLC, located at 5475 Mark Dabling Boulevard, Suite 108, Colorado Springs, Colorado 80918, serves as investment Sub-Advisor to the Fund and manages a portion of the Fund’s assets using the Fund’s alternative long/short and hedging strategy. The Sub-Advisor is responsible for selecting the Fund’s investments according to the Fund’s investment objective, polices and restrictions and allocating the Fund’s assets among the Sub-Advisors. First Affirmative was established in 1988.

Reynders, McVeigh Capital Management, LLC, located at 121 High Street, 5th Floor Boston, MA 02110, serves as investment Sub-Advisor to the Fund and manages a portion of the Fund’s assets using the Fund’s Core Equity Strategy. The Sub-Advisor is responsible for selecting the Fund’s investments according to the Fund’s investment objective, polices and restrictions. Reynders, McVeigh Capital Management, LLC, was established in 2005.

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Baldwin Brothers, Inc., located at 204 Spring Street, Marion, MA 02738, serves as investment Sub-Advisor to the Fund and manages a portion of the Fund’s assets using the Fund’s Core Equity Strategy. The Sub-Advisor is responsible for selecting the Fund’s investments according to the Fund’s investment objective, polices and restrictions. Baldwin Brothers, Inc. was established in 1974.

Community Capital Management, Inc., located at 2500 Weston Road, Suite 101 Weston, FL 33331, serves as investment Sub-Advisor to the Fund and manages a portion of the Fund’s assets using the Fund’s Core Fixed Income Strategy. The Sub-Advisor is responsible for selecting the Fund’s investments according to the Fund’s investment objective, polices and restrictions.  Community Capital Management, Inc. was established in 1998.

Pursuant to an investment sub-advisory agreement between each Sub-Advisor and the Advisor, the Advisor pays each Sub-Advisor, on a monthly basis out of its management fee, an annual advisory fee of 0.25% based on the average daily net assets of the Fund allocated to that Sub-Advisor.

A discussion regarding the basis for the Board’s approval of each investment sub-advisory agreement will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

PORTFOLIO MANAGERS
The following portfolio managers are primarily responsible for the day-to-day management of the Fund.

First Affirmative Financial Network, LLC
R. Kevin O’Keefe, CIMA, AIF®, Chief Investment Officer.  Mr. O’Keefe is responsible for due diligence of all mutual funds and separate account managers offered by First Affirmative. He holds a Series 65 license, and is a member of the Investment Management Consultants Association. He earned his Certified Investment Management Analyst designation in 2001.  Mr. O’Keefe has been an investment advisor representative with First Affirmative since 1991.  Mr. O’Keefe has been in the investment securities industry since 1980. He earned the CFP designation in 1982, and became Series 7 licensed in 1983.

Reynders, McVeigh Capital Management, LLC
Charlton Reynders, III, Chairman and Chief Executive Officer.   Mr. Reynders has more than 15 years of experience in investment management and social venture investing.  Prior to launching Reynders, McVeigh, Mr. Reynders served as a senior officer and director of new business at Lowell, Blake & Associates. He oversaw growth in assets under management at that firm from just over $200 million to nearly $700 million, and worked as a senior equity strategist to lead key institutional relationships, advising on more than $1 billion in outside assets. Mr. Reynders has been featured and published in numerous publications including the Wall Street Journal, Business Week and Forbes.

Patrick McVeigh, President and Chief Investment Officer.  Mr. McVeigh has 26 years of experience in the investment management industry, and was one of three original employees at Trillium Asset Management. After eighteen years at Trillium, Mr. McVeigh assumed the position of director of research at Lowell, Blake & Associates. Since 1995, Mr. McVeigh has been project manager for a series of groundbreaking studies conducted by the Social Investment Forum, tracking the growth of socially responsible investing and its implications in the investment markets.

PORTFOLIO MANAGER’S PRIOR RECORD
In addition to managing a portion of the Fund’s portfolio, Reynders, McVeigh acts as portfolio manager to its Core Equity Composite (the “Composite”), which contains fully discretionary managed accounts.  The Composite and the portion of the Fund’s portfolio managed by Reyners, McVeigh have substantially similar objectives, policies and strategies.  The Composite has an inception date of January 1, 2006.  Since inception, Reynders, McVeigh has had primary responsibility for the investments of the Composite, and final authority over all aspects of the Composite's investment, including but not limited to purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash flows in accordance with the Composite’s investment policies and strategies.  Reynders, McVeigh will have the same degree of discretion in advising its portion of the Fund’s portfolio.

The performance tables below reflect the performance of the Composite, which has substantially similar investment objectives, policies, and strategies as those of Reynders, McVeighs’s portion of the Fund’s portfolio for the entire period (subject to public availability of such information) during which the portfolio managers have had primary responsibility for the investments of the Composite.  Withholding taxes may vary according to the investor’s domicile. The portfolio managers have had primary responsibility for the investments of the accounts comprising the Composite.  Composite performance is presented gross of foreign withholding taxes on dividends, interest income, and capital gains.  Withholding taxes may vary according to the investor’s domicile.

As of June 30, 2011, the average annual total returns for the Composite were as follows:

Trailing Period Performance	YTD	1 Year	2 Year	3 Year	4 Year	5 Year	Inception*
Composite*	9.66%	31.66%	22.88%	2.92%	3.22%	7.02%	7.56%
S&P 500 Index®**	6.02%	30.69%	22.29%	3.34%	-1.05%	2.94%	3.17%
* The Composite commenced operations on January 1, 2006 and is composed of 292 accounts (as of June 30, 2011).

Calendar Year Performance	Composite*	S&P 500 Index®**
2010	14.20%	15.06%
2009	25.17%	26.45%
2008	-33.26%	-37.00%
2007	24.77%	5.49%
2006	14.39%	15.71%
** The S&P 500 Index® is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor’s, a division of the McGraw-Hill Company (“S&P”).  Returns reflect no deduction for fees, expenses or taxes.

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The performance information shown above is designed to demonstrate the historical track record of the Sub-Advisor. The information does not represent the historical performance of the Fund and should not be considered a prediction of its future performance.  Performance will vary based on many factors, including market conditions, the composition of the Fund’s holdings and the Fund’s expenses.  The information was prepared by the Sub-Advisor and taken from publicly available sources.  The Fund believes that such information is reliable, but does not guarantee its accuracy, timeliness or completeness.  In addition, the information presented is current as of the date shown but may not be current as of the date you review it.

Baldwin Brothers Inc.
Christopher de Roetth, Partner, Account Management.  Mr. de Roetth has been in the investment business since 1983, having started his career at Detroyat Associates, an investment research firm in France. He returned to the United States and worked at the investment bank, Alex, Brown & Sons, from 1988-1999, and at Deutsche Bank, which bought Alex, Brown in 1999, as a Managing Director in Institutions & Corporates. Since 1999, Mr. de Roetth has been managing macro/theme based and environmental/social global public equity portfolios. Mr. de Roetth joined Baldwin Brothers full time in 2011, previously working as a sub advisor for the Highwater Global and What If? Funds.  Mr. de Roetth has a Bachelor of Arts degree from Vassar College.

PORTFOLIO MANAGER’S PRIOR RECORD
In addition to managing a portion of the Fund’s portfolio, Baldwin acts as portfolio manager to the Highwater Global Fund (“Highwater Global”), a private equity fund.  Highwater Global and the portion of the Fund’s portfolio managed by Baldwin have substantially similar objectives, policies and strategies.  Highwater Global commenced operations on September 1, 2005.  Since inception, Baldwin has had primary responsibility for Highwater Global’s investments and final authority over all aspects of the portfolio's investment, including but not limited to purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash flows in accordance with Highwater Global’s investment policies and strategies.  Baldwin will have the same degree of discretion in advising its portion of the Fund’s portfolio.

The performance tables below reflect the performance of Highwater Global, which has substantially similar investment objectives, policies, and strategies as those of Baldwin’s portion of the Fund’s portfolio, for the entire period (subject to public availability of such information) during which have had primary responsibility for the investments of Highwater Global.  Performance is presented gross of foreign withholding taxes on dividends, interest income, and capital gains. Withholding taxes may vary according to the investor’s domicile.

The total cumulative return of Highwater Global since its inception was 47.70% compared to 10.96% for the Dow Jones Sustainability World Index and 11.41% for the MSCI World Index.

As of June 30, 2011, the average annual total returns for Highwater Global were as follows:

Trailing Period Performance	YTD	1 Year	2 Year	3 Year	4 Year	5 Year	Inception*
Highwater Global Fund	13.22%	13.22%	6.38%	-2.33%	-1.65%	6.61%	6.91%
Dow Jones Sustainability World Index**	28.50%	28.50%	16.64%	-2.89%	-5.47%	-0.22%	1.80%
MSCI World Index***	27.84%	27.84%	17.51%	-1.72%	-4.53%	0.17%	1.87%
*Highwater Global commenced operations on September 1, 2005.

Calendar Year Performance	Highwater Global Fund	Dow Jones Sustainability World Index**	MSCI World Index***
2010	4.11%	3.91%	9.55%
2009	35.17%	32.00%	28.98%
2008	-36.27%	-44.62%	-42.08%
2007	39.00%	9.14%	7.09%
2006	18.81%	21.08%	17.95%
** The Dow Jones Sustainability World IndexSM is composed of global sustainability leaders as identified by SAM Sustainable Asset Management USA, Inc. through a corporate sustainability assessment. The index represents the top 10% of the largest 2,500 companies in the Dow Jones Global Total Stock Market IndexSM based on long-term economic, environmental and social criteria.

*** The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

The performance information shown above is designed to demonstrate the historical track record of the Sub-Advisor. The information does not represent the historical performance of the Fund and should not be considered a prediction of its future performance.  Performance will vary based on many factors, including market conditions, the composition of the Fund’s holdings and the Fund’s expenses.  The information was prepared by the Sub-Advisor and taken from publicly available sources.  The Fund believes that such information is reliable, but does not guarantee its accuracy, timeliness or completeness.  In addition, the information presented is current as of the date shown but may not be current as of the date you review it.

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Community Capital Management Inc.
Barbara VanScoy, Principal and Director of Research. Ms. VanScoy is responsible for fixed income and community development research and client portfolio management. Prior to joining Community Capital, Ms. VanScoy was Director of Mortgage Research at SunCoast Capital Group, Ltd.

Michelle Rogers, Executive Vice President and Senior Portfolio Manager. Ms. Rogers is primarily responsible for client portfolio management and overseeing trading functions of the firm's products. She is also involved in portfolio research and new business development. Ms Rogers was previously a Fixed Income Specialist at Wachovia Bank responsible for expanding and cross-selling products to new and existing clients. She began her investment career in 1993 and is an associate member of the CFA Institute and the CFA Society of South Florida.

Julie Egan, Senior Vice President and Portfolio Manager.  Ms. Egan is primarily responsible for municipal credit analysis and research. She also works with the portfolio management team in structuring new deals on behalf of clients. Ms. Egan was previously a Senior Municipal Research Analyst and Director at Evergreen Asset Management Corporation, Wachovia's asset management arm. Prior to that, she was a Senior Municipal Research Analyst for John Nuveen & Company, Inc. in Chicago.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund is available in the SAI.

PORTFOLIO MANAGER’S PRIOR RECORD
In addition to managing a portion of the Fund’s portfolio, Community Capital acts as portfolio manager to the CRA Qualified Investment Fund (the “CRA Fund”).  The CRA Fund commenced operations on August 30, 1999.  The CRA Fund, an open-end management investment company, seeks to provide current income consistent with the preservation of capital through investments in high-credit quality fixed income securities that support community development activities.  The CRA Fund and the portion of the Fund’s portfolio managed by Community Capital have substantially similar objectives, policies and strategies.  Since its inception, Community Capital has had primary responsibility for the investments of the CRA Fund, and final authority over all aspects of the portfolio's investment, including but not limited to purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash flows in accordance with the CRA Fund's investment policies and strategies.  Community Capital will have the same degree of discretion in advising its portion of the Fund’s portfolio.

The CRA Fund has three share classes: the “CRA Shares”, which launched in 1999, the “Institutional Shares” and the “Retail Shares” which each were launched in 2007. The performance tables below reflect the performance of the CRA Fund (CRA Shares), which has substantially similar investment objectives, policies, and strategies as those of Community Capital’s portion of the Fund’s portfolio, for the entire period (subject to public availability of such information) during which Community Capital has had primary responsibility for the investments of the CRA Fund.  Performance is presented gross of foreign withholding taxes on dividends, interest income, and capital gains. Withholding taxes may vary according to the investor’s domicile.

As of June 30, 2011, the average annual returns for the CRA Fund (CRA Shares) were as follows:

Trailing Period Performance	YTD	1 Year	5 Year	10 Year	Inception*
CRA Fund (CRA Shares)*	2.39%	2.72%	5.36%	4.87%	5.17%
Barclays Capital U.S. Aggregate Bond Index	2.29%	3.90%	6.52%	5.74%	6.21%
*The CRA Fund (CRA Shares) commenced operations on August 30, 1999.
**Barclays Capital U.S. Aggregate Bond Index is designed to measure the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States. Returns reflect no deduction for fees, expenses or taxes.

Calendar Year Performance	CRA Fund (CRA Shares)	Barclays Capital U.S. Aggregate Bond Index
2010	4.56%	6.54%
2009	4.81%	5.93%
2008	4.24%	5.24%
2007	5.80%	6.97%
2006	3.57%	4.33%
2005	2.15%	2.43%
2004	3.85%	4.34%
2003	2.65%	4.10%
2002	10.62%	10.26%
2001	6.14%	8.44%

The performance information shown above is designed to demonstrate the historical track record of the Sub-Advisor. The information does not represent the historical performance of the Fund and should not be considered a prediction of its future performance. Performance will vary based on many factors, including market conditions, the composition of the Fund’s holdings and the Fund’s expenses. The information was prepared by the Sub-Advisor and taken from publicly available sources. The Fund believes that such information is reliable, but does not guarantee its accuracy, timeliness or completeness. In addition, the information presented is current as of the date shown but may not be current as of the date you review it.

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OTHER SERVICE PROVIDERS
Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of the Fund’s shares. Its principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor will not distribute shares in less than whole Creation Units, and it does not maintain a secondary market in the shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is not affiliated with the Advisor, The Bank of New York Mellon Corporation, or their affiliates.

The Bank of New York Mellon Corporation, located at 101 Barclay Street, New York, New York 10286, serves as the administrator, custodian, transfer agent and fund accounting agent for the Fund.

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as legal counsel to the Fund.

Tait, Weller & Baker LLP, located at 1818 Market Street, Philadelphia PA 19103, serves as the Fund’s independent registered public accounting firm.  The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

SHAREHOLDER INFORMATION

CALCULATING NET ASSET VALUE (NAV)
The Fund calculates NAV by: (i) taking the current market value of its total assets; (ii) subtracting any liabilities; and (iii) dividing that amount by the total number of shares owned by shareholders.

The Fund calculates NAV once each business day as of the regularly scheduled close of normal trading on the Exchange (normally, 4:00 p.m., Eastern Time). The Exchange is typically closed on weekends and most national holidays.

In calculating NAV, the Fund generally values investment portfolios at market price.  If market prices are unavailable or the Fund thinks that they are unreliable, or when the value of a security has been materially affected by events occurring after the relevant market closes, the Fund will price those securities at fair value as determined in good faith using methods approved by the Board of Trustees.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund’s holdings can be found in the SAI.

SHARE TRADING PRICES
The prices of Fund shares are based on market price, which may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.  The Exchange intends to disseminate the approximate value of the portfolio underlying a share of the Fund every fifteen seconds.  This approximate value should not be viewed as a “real-time” update of the NAV of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Fund is not involved in, or responsible for, the calculation or dissemination of such values and makes no warranty as to their accuracy.

DIVIDENDS AND DISTRIBUTIONS
The Fund pays out dividends, if any, to shareholders at least annually.  The Fund distributes its net capital gains, if any, to shareholders annually.

ACTIVE INVESTORS AND MARKET TIMING
Shares of the Fund are listed for trading on the Exchange, which allows retail investors to purchase and sell individual shares at market prices throughout the trading day similar to other publicly traded securities. Because these secondary market trades do not involve the Fund directly, it is unlikely that secondary market trading would cause any harmful effects of market timing for example: dilution, disruption of portfolio management, increases in the Fund’s trading costs or realization of capital gains. The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Fund’s shares because the Fund sells and redeems its shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Distributor and an Authorized Participant, principally in exchange for a basket of securities that mirrors the composition of the Fund’s portfolio and a specified amount of cash.  Direct trading by Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund also imposes transaction fees on such Creation Unit transactions that are designed to offset the Fund’s transfer and other transaction costs associated with the issuance and redemption of the Creation Unit shares.

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BOOK ENTRY
Shares are held in book-entry form, which means that no stock certificates are issued.  DTC or its nominee, is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants.  DTC serves as the securities depository for all shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares.  Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants (e.g., broker-dealers, banks, trust companies, or clearing companies).  These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account.

INVESTING IN THE FUND
For more information on how to buy and sell shares of the Fund, call the Trust at 877.THE.ETF1 (877.843.3831) or visit the Fund’s website at www.advisorshares.com.

INVESTMENTS BY INVESTMENT COMPANIES
The acquisition of shares of the Fund by other investment companies is subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940.

DISTRIBUTION PLAN
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that allows the Fund to pay distribution fees to the distributor and other firms that provide distribution services. If a service provider provides distribution services, the Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of its average daily net assets. The Distributor will, in turn, pay the service provider out of its fees.

No distribution fees are currently charged to the Fund; there are no plans to impose these fees, and no such fees will be charged for at least a year from the date of this Prospectus.  However, to the extent distribution fees are charged in the future, because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.  In that event, the Fund will notify investors by adding disclosure on the Fund’s website and in the Fund’s Prospectus. Any distribution fees will be approved by the Board.

ADDITIONAL TAX INFORMATION

The following is a summary of some important tax issues that affect the Fund and shareholders.  The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action.  You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund.  More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE FUND
The Fund is treated as a separate entity for federal tax purposes and intends to qualify for the special tax treatment afforded to regulated investment companies (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).  As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS
•	The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

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•
The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income.  Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Dividends received by the Fund from an ETF taxable as a RIC are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such ETF. Absent further legislation income dividends will be subject to ordinary income rates of up to 39.6% for taxable years beginning after December 31, 2012.

•
Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares).

•
Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares.  Long-term capital gains are currently taxed at a maximum rate of 15%.  Absent further legislation, the maximum 15% rate applicable to long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

•
Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

•	Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

•	Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

•	The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

•
If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account.  You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAXES ON EXCHANGE-LISTED SHARE SALES
Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

DERIVATIVES AND COMPLEX SECURITIES
Underlying ETFs may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the ETFs are treated as ordinary income or capital gain, accelerate the recognition of income to the ETFs and/or defer the ETFs’ ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by the Fund. Additional information regarding the ETFs’ investment in complex securities can be found in the SAI.

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NON-U.S. INVESTORS
If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met.  The Fund may also in certain circumstances, designate all or a portion of a dividend as a “short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.  Absent future legislation, the exemption from the 30% U.S. withholding tax applicable to “interest-related dividends” and “short-term capital gain dividends” will cease to apply to taxable years beginning on or after January 1, 2012.

BACKUP WITHHOLDING
The Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund.  It is not a substitute for personal tax advice.  Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

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FINANCIAL HIGHLIGHTS
The Fund’s Financial Statements and Annual Report to Shareholders will be available after the Fund has completed a full fiscal year of operations.

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AdvisorShares Global Echo ETF

Advisor	AdvisorShares Investments, LLC 2 Bethesda Metro Center, Suite 1330 Bethesda, Maryland 20814
Sub-Advisors

First Affirmative Financial Network, LLC
5475 Mark Dabling Boulevard, Suite 108,
Colorado Springs, Colorado 80918

Reynders, McVeigh Capital Management, LLC
121 High Street, 5th Floor
Boston, MA  02110

Baldwin Brothers, Inc.
204 Spring St.
Marion, MA  02738

Community Capital Management Inc.
2500 Weston Rd., Suite 101
Weston, FL 33331

Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, N.W. Washington, D.C. 20004
Administrator, Custodian & Transfer Agent	The Bank of New York Mellon Corporation 101 Barclay Street New York, NY 10286

ADDITIONAL INFORMATION

Additional and more detailed information about the Fund is included in the SAI dated September 28, 2011. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (“http://www.sec.gov”) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520 or by emailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI and the Annual and Semi-Annual Reports (once available), without charge by calling 877.843.3831, visiting the website at www.advisorshares.com, or writing to the Trust at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland  20814. Additional information about the Fund’s investments will be available in the Annual and Semi-Annual Reports. Also, in the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Fund. This Prospectus does not constitute an offering by the Fund in any jurisdiction where such an offering is not lawful.

The Trust’s SEC Investment Company Act File Number is 811-22110.

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STATEMENT OF ADDITIONAL INFORMATION

ADVISORSHARES TRUST
2 Bethesda Metro Center
Suite 1330
Bethesda, Maryland 20814
877.843.3831
www.advisorshares.com

AdvisorShares Trust (the “Trust”) is an investment company offering professionally managed investment portfolios. This Statement of Additional Information (“SAI”) relates to shares of the following portfolio (the “Fund”):

AdvisorShares Global Echo ETF (NYSE Arca Ticker: GIVE)

This SAI is not a prospectus.  It should be read in conjunction with the Fund’s Prospectus, dated September 28, 2011, which incorporates this SAI by reference.  Capitalized terms not defined herein are defined in the Prospectus.  Copies of the Fund’s Prospectus are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone number above. Shares of the Fund are subject to listing on NYSE Arca, Inc. (the “Exchange”), and will trade in the secondary market.

The date of this SAI is September 28, 2011

i

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on July 30, 2007.  The Trust currently consists of fourteen investment portfolios (each a “fund”): AdvisorShares Global Echo ETF, Accuvest Global Opportunities ETF, Rockledge SectorSAM ETF, Meidell Tactical Advantage ETF, TrimTabs Float Shrink ETF, Madrona Domestic ETF, Madrona International ETF, Madrona Global Bond ETF, Active Bear ETF, Cambria Global Tactical ETF, WCM / BNY Mellon Focused Growth ADR ETF, Mars Hill Global Relative Value ETF, Peritus High Yield ETF and Dent Tactical ETF.  All payments received by the Trust for shares of any fund belong to that fund.  Each fund has its own assets and liabilities.  Additional series and/or classes may be created from time to time.

The shares of the Fund are subject to approval for listing on the Exchange. The shares of the Fund described in the Fund’s Prospectus will trade on the Exchange at market prices that may be below, at, or above net asset value (“NAV”) of the Fund.

The Fund offers and issues shares at NAV only in aggregated lots of 50,000 or more shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for: (i) a basket of individual  equity securities or equity securities included in its underlying ETFs, as defined below, (the “Deposit Securities”); and (ii) an amount of cash (the “Cash Component”). Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment.

The Trust reserves the right to offer an “all cash” option for creations and redemptions of Creation Units for the Fund. In addition, Creation Units may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain a cash deposit with the Trust at least equal to 115% of the market value of the missing Deposit Securities. In each instance, transaction fees may be imposed that will be higher than the transaction fees associated with traditional in-kind creations or redemptions. In all cases, such fees will be limited in accordance with U.S. Securities and Exchange Commission (“SEC”) requirements applicable to management investment companies offering redeemable securities. See the “Creation and Redemption of Creation Units” section for detailed information.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL

The Fund’s investment objective is to achieve long-term capital appreciation with an emphasis on absolute (positive) returns and low sensitivity to traditional financial market indices, such as the S&P 500 Index, over a full market cycle.  The investment objective may be changed by the Board of Trustees of the Trust (the “Board”) without a shareholder vote.

The Fund seeks to achieve its investment objective by investing primarily in U.S. and foreign equity securities, including common and preferred stock, American Depository Receipts (“ADRs”), fixed income securities, including municipal bonds, and affiliated and unaffiliated ETFs. The Fund may invest up to 65% (and intends to always invest at least 15%) of its net assets in domestic and foreign fixed income securities.

The Fund will periodically change the composition of its portfolio to best meet its investment objective. The Fund charges its own expenses and also indirectly bears a proportionate share of the underlying ETFs’ expenses. The Fund’s Prospectus describes the key features of the Fund, as well as important additional information.

AdvisorShares Investments, LLC (the “Advisor”) serves as the investment advisor to the Fund and seeks to achieve the Fund’s investment objective by allocating a portion of the Fund’s assets to each of four sub-advisors. The four sub-advisors are: First Affirmative Financial Network, LLC (“First Affirmative”); Reynders, McVeigh Capital Management, LLC; Baldwin Brothers Inc.; and Community Capital Management Inc. (each a “Sub-Advisor,” and collectively, the “Sub-Advisors”). Initially, an equal proportion of the Fund’s assets will be allocated to each Sub-Advisor to obtain the desired exposure to the strategies described below. The allocation among Sub-Advisors will vary over time in response to a variety of factors including prevailing market conditions. The Advisor has designated First Affirmative to allocate and monitor the allocation of the Fund’s assets to each Sub-Advisor to ensure that the Fund’s portfolio maintains the proper investment exposure to seek to achieve its investment objective.

INVESTMENT STRATEGY

The Fund is a multi-manager, multi-strategy, broadly diversified, actively managed exchange-traded fund (“ETF”) with a focus on Sustainable Investing. Sustainable Investing generally refers to an investment methodology that takes into consideration economic, environmental, technology, and a variety of social factors when making investment decisions. Accordingly, the Fund is designed as a core allocation that proactively seeks Sustainable Investment-themed investment opportunities that may socially and environmentally benefit the earth, with a focus on water, clean energy, community development, innovation and other sustainable themes across asset classes. Sustainable Investment themes that the Fund may pursue include, but are not limited to, the following: economic themes (corporate governance, risk & crisis management, community investment, energy efficiency, food, green building); environmental themes (air, water, earth); technology themes (mobility, renewable energy, technology and access); and social themes (human health such as occupational health and safety).

The Fund seeks to achieve its investment objective by allocating a portion of the Fund’s assets to each of the Fund’s Sub-Advisors who will employ their respective investment strategies to generate absolute returns over a full market cycle. Generally, a full market cycle consists of a bull market followed by a bear market and a return to a bull market, or vice versa. Each Sub-Advisor will seek to identify and invest either directly or indirectly through other ETFs, in securities of companies that are making a positive impact in the world and reflect Sustainable Investment themes, including corporate sustainability. The Fund’s investments in companies that practice corporate sustainability provide an additional layer of diversification because such investments are designed to increase long-term shareholder value. Companies focused on corporate sustainability also can provide more attractive risk return profiles for investors, and can leverage various other Sustainable Investment themes.

The Fund may take both long and short positions in any of the investments discussed above. The Fund may invest in securities of any capitalization range and may employ one or more investment styles (from growth to value) at any time as necessary to seek to achieve the Fund’s investment objective.

RISK FACTORS

Borrowing
While the Fund does not anticipate doing so, it may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of the Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Fund will increase more when that Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case.  Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds.  Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.  The Fund may use leverage during periods when a Sub-Advisor believes that the Fund’s investment objective would be furthered.

The Fund may also borrow money to facilitate management of its portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Fund promptly.  As required by the Investment Company Act of 1940 (the “1940 Act”), the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement.  Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement.  The Fund is authorized to pledge portfolio securities as a Sub-Advisor deems appropriate as may be necessary in connection with any borrowings for extraordinary or emergency purposes, in which event such pledging may not exceed 15% of the Fund’s assets, valued at cost.

Equity Securities
The Fund may invest in equity securities.  Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Fund may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. The Fund may invest in the types of equity securities described below:

•
Common Stock.  Common stock represents an equity or ownership interest in an issuer.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•
Preferred Stock.  Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•
Warrants.  Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time.  Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security.  The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.  A warrant ceases to have value if it is not exercised prior to its expiration date.  These factors can make warrants more speculative than other types of investments.

•
Convertible Securities.  Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio.  A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.  If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities.  Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion.  The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities.  However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.  When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase.  At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks.  Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise.  Convertible securities are also subject to credit risk, and are often lower-quality securities.

•
Small and Medium Capitalization Issuers.  Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management.  The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

•
Master Limited Partnerships (“MLPs”).  MLPs are limited partnerships in which the ownership units are publicly traded.  MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market.  MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects.  Generally, a MLP is operated under the supervision of one or more managing general partners.  Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation.  For example, state law governing partnerships is often less restrictive than state law governing corporations.  Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation.  Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

•
Rights.  A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued.  Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price.  An investment in rights may entail greater risks than certain other types of investments.  Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer.  In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date.  Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

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Depositary Receipts.  American Depositary Receipts (“ADRs”), as well Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored.  These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.  The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers.  Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates.  Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers.  In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants.  A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility.  Holders of unsponsored depositary receipts generally bear all the costs of the facility.  The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services.  The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders.  With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

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Investments in Foreign Equity Securities.   The Fund may invest in the equity securities of foreign issuers, including the securities of foreign issuers in emerging countries. Emerging or developing markets exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

Fixed Income Securities
The market value of the fixed income investments in which the Fund may invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund’s NAV. Additional information regarding fixed income securities is described below:

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Duration.  Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates.  For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent.  Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

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Variable and Floating Rate Securities.  Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Debt Securities.
The Fund may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate debt securities, government securities, municipal securities, convertible securities, and mortgage-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and currency risk.

Foreign Issuers
The Fund may invest in issuers located outside the United States directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Examples of such financial instruments include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depository Receipts (“IDRs”), “ordinary shares,” and “New York shares” issued and traded in the United States. ADRs are U.S. dollar denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. GDRs, EDRs, and IDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protects the Fund from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in companies domiciled in the U.S. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Illiquid Securities
While the Fund may not purchase illiquid securities, it may hold a security that subsequently becomes illiquid so long as the Advisor believes that continuing to hold the security is in the best interests of the Fund. Illiquid securities include securities that lack readily available markets. The inability of the Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund’s ability to raise cash for redemptions or other purposes. In the event that a security is deemed to be no longer liquid, the Fund’s holdings will be reviewed to determine what action, if any, is in the Fund’s best interests.

Investments in ETFs
The Fund may invest in the securities of ETFs consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, a fund may invest in the securities of another investment company (the “acquired company”) provided that the fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the fund) having an aggregate value in excess of 10% of the value of the total assets of the fund. A fund may also invest in the securities of other investment companies if the fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder. The Trust has entered into agreements with several unaffiliated ETFs that permit, pursuant to an SEC order, the Fund to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above. The Fund will only make such investments in conformity with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

If the Fund invests in, and thus, is a shareholder of, an ETF, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such ETF, including advisory fees, in addition to both the management fees payable directly by the Fund to the Advisor and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

The Fund may invest in index-based ETFs that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and the temporary unavailability of certain component securities of the index.

Lending of Portfolio Securities
The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Advisor, Sub-Advisors, or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent. By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Portfolio Turnover
Portfolio turnover may vary from year to year, as well as within a year. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the Fund. In addition, the Fund’s portfolio turnover level may adversely affect the ability of the Fund to achieve its investment objective. Because the Fund’s portfolio turnover rate, to a great extent, will depend on the creation and redemption activity of investors, it is difficult to estimate what the Fund’s actual portfolio turnover rate will be in the future.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year.  Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate.

Repurchase Agreements
The Fund may enter into repurchase agreements with financial institutions, which may be deemed to be loans. The Fund follows certain procedures designed to minimize the risks inherent in such agreements.  These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Sub-Advisors. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.  In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral.  However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amount to more than 15% of the Fund’s net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Sub-Advisors, liquidity or other considerations so warrant.

Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements without limit as part of the Fund’s investment strategy. However, the Fund does not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its assets. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. The Fund will establish a segregated account with the Trust’s custodian bank in which the Fund will maintain cash, cash equivalents or other portfolio securities equal in value to the Fund’s obligations in respect of reverse repurchase agreements. Such reverse repurchase agreements could be deemed to be a borrowing, but are not senior securities.

Short Sales
The Fund may regularly engage in short sales transactions in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sale transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position. The Fund may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

U.S. Government Securities
The Fund, or the ETFs in which the Fund invests, may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. In connection with the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac currently are protected.

When-Issued and Delayed-Delivery Securities
The Fund, or the ETFs in which it invests from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. The Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund’s custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that the Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed-delivery basis.

Zero Coupon Bonds
The Fund, or the ETFs in which the Fund invests, may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons.  Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of “Separate Trading of Registered Interest and Principal of Securities” (or “STRIPS”). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds.  Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

Real Estate Investment Trusts (REITs)
The Fund, or the ETFs in which the Fund invests, may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. The Fund will indirectly bear its proportionate share of any expenses paid by REITs in which the Fund invests in addition to the expenses paid by the Fund. Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

Investing in foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets.  Foreign real estate companies have their own expenses, and the Fund will bear a proportionate share of those expenses.

Temporary Defensive Positions
To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality debt securities and money market instruments either directly or through its investments in ETFs. The Fund may be invested in these instruments for extended periods, depending on the Sub-Advisors’ assessment of market conditions. These debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities, repurchase agreements and bonds that are BBB or higher. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ advisory fees and operational fees. The Fund may also invest a substantial portion of its assets in such instruments at any time pending selection of investments in accordance with its policies.

INVESTMENT RESTRICTIONS

Fundamental Policies of the Fund
In addition to the limits disclosed above and the investment limitations described in the Prospectus, the Fund is subject to the following investment limitations that are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, a “vote of a majority of the outstanding voting securities” of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Borrowing. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The 1940 Act presently allows a fund to: (1) borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, (2) borrow money for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets at the time of the loan and (3) enter into reverse repurchase agreements.1

Commodities. The Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts.

Diversification. The Fund may not (i) with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or shares of investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. For purposes of this policy, the issuer of the underlying security will be deemed to be the issuer of any respective Depositary Receipt.

Concentration. The Fund may not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. This limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or shares of investment companies. The Fund will not invest 25% or more of its total assets in any investment company that so concentrates.  For purposes of this policy, the issuer of the underlying security will be deemed to be the issuer of any respective Depositary Receipt.

Loans; Repurchase Agreements and Loans of Portfolio Securities.  The Fund may make loans only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Real Estate. The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

Senior Securities. The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Underwriting. The Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”) in the disposition of restricted securities or in connection with investments in other investment companies.

Non-Fundamental Policies
The following investment limitation is a non-fundamental policy of the Fund and may be changed with respect to the Fund by the Board:

1 While there is no limit on the percentage of Fund assets that may be used in connection with reverse repurchase agreements, the Fund does not expect to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its assets.

The Fund may not purchase illiquid securities.

CONTINUOUS OFFERING

The method by which Creation Units are created and sold may raise certain issues under applicable securities laws. Because new Creation Unit of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor (as defined below), breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to shares are reminded that, under Rule 153 of the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

Shares of the Fund are listed and traded on the Exchange. The shares of the Fund will trade on the Exchange at prices that may differ to some degree from the Fund’s NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares will continue to be met.

As in the case of other stocks traded on the Exchange, broker’s commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage Transactions.  Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, a Sub-Advisor may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Advisor and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of the Fund to participate in higher volume transactions generally will be beneficial to the Fund.

Brokerage Selection.  The Trust does not expect to use one particular broker-dealer to effect the Trust’s portfolio transactions. When one or more broker-dealers is believed capable of providing the best combination of price and execution, a Sub-Advisor is not required to select a broker-dealer based on the lowest commission rate available for a particular transaction. In such cases, a Sub-Advisor may pay a higher commission than otherwise obtainable from other brokers in return for brokerage or research services provided to the Sub-Advisor consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”). Section 28(e) provides that the Sub-Advisor may cause the Fund to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker-dealer would have charged as long as the Sub-Advisor makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. To the extent a Sub-Advisor obtains brokerage and research services that it otherwise would acquire at its own expense, the Sub-Advisor may have an incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.

A Sub-Advisor will only obtain brokerage and research services from broker-dealers in arrangements that are consistent with Section 28(e) of the Exchange Act. The types of products and services that a Sub-Advisor may obtain from broker-dealers through such arrangements will include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. A Sub-Advisor may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services. Any advisory or other fees paid to a Sub-Advisor are not reduced as a result of the receipt of brokerage and research services.

In some cases a Sub-Advisor may receive a product or service from a broker that has both a “research” and a “non-research” use. When this occurs, the Sub-Advisor will make a good faith allocation between the research and non-research uses of the product or service. The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while the Sub-Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes.  In making this good faith allocation, the Sub-Advisor faces a potential conflict of interest, but the Sub-Advisor believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor, a Sub-Advisor, or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under the 1940 Act and the Exchange Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those who are not “interested persons” of the Fund, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.

Securities of “Regular Broker-Dealers.”  The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or  (iii) sold the largest dollar amounts of the Trust’s shares. Because the Fund is new, as of the date of this SAI, the Fund did not hold any securities of its “regular brokers and dealers.”

MANAGEMENT OF THE TRUST

Board Responsibilities.  The Board of Trustees is responsible for overseeing the management and affairs of the Fund and the Trust’s other funds, which are not described in this SAI. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust.  Like most funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Sub-Advisors, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers.  Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or funds.  Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., each Sub-Advisor is responsible for the day-to-day management of its respective portion of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.

The Board’s role in risk management oversight begins before the inception of a fund, at which time the fund’s primary service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund.  Additionally, the fund’s Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the Trust’s Chief Compliance Officer and the fund’s independent accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Advisor and each Sub-Advisor, and receives information about those services at its regular meetings.  In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement and each Sub-Advisory Agreement with the Advisor and each Sub-Advisor, respectively, the Board meets with the Advisor and each Sub-Advisor to review the services each provides. Among other things, the Board regularly considers the Advisor’s and each Sub-Advisor’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s investments, including, for example, portfolio holdings schedules and reports on the Advisor’s or each Sub-Advisor’s use of higher-risk financial instruments in managing the Fund, if any, as well as reports on the Fund’s investments in other investment companies, if any.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Advisor, and Sub-Advisor risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor and each Sub-Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Administrator makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Advisor, Sub-Advisors, the Chief Compliance Officer, the independent registered public accounting firm, and other service providers, the Board and the Audit Committee review in detail any material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of the Fund’s investment management and business affairs are carried out by or through the Fund’s Advisor, Sub-Advisors and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust.  Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board, Noah Hamman, is an interested person of the Trust as that term is defined in the 1940 Act. No single independent Trustee serves as a lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics the Trust and its operations. The Trust made this determination in consideration of, among other things, the fact that the Trustees who are not interested persons of the Fund (i.e., “independent Trustees”) constitute at least fifty percent (50%) of the Board, the fact that the Audit Committee is composed of the independent Trustees, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
Interested Trustee
Noah Hamman* 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (1968)	Trustee, No set term; served since 2009	Founder of AdvisorShares Investments, LLC (2006-present); President and CEO of Arrow Investment Advisors, LLC (2006-2008); Vice-President - Business Development of Rydex Investments (2001 - 2006).	14	None
Independent Trustees
Elizabeth (Betsy) Piper/Bach 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (1952)	Trustee, No set term; served since 2009	Vice President / COO of NADA Retirement Administrators, Inc. (2009-present); President of Cardinal Trust and Investments; CIO for Wilson/Bennett Capital Management (2006); Senior Vice President and Chief Trust Officer at FBR National Trust Co., (2001-2006).	14	None

Name, Address and Date of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee
William G. McVay 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (1954)	Trustee, No set term; served since 2011	Founder of RDK Strategies, LLC (2007-present); Vice-President of Zephyr Associates, Inc., (2001- 2006); Vice-President of Financeware, Inc., (2000) Vice-President of Legg Mason Wood Walker, Inc., (1989-2000).	14	None
Officers of AdvisorShares Trust
Noah Hamman 2 Bethesda Metro Center, Suite 1330, Bethesda, MD 20814 (1968)	Chief Executive Officer & President, No set term; served since 2009	Founder of AdvisorShares Investments, LLC (2006-present); President and CEO of Arrow Investment Advisors, LLC (2006-2008); Vice-President - Business Development of Rydex Investments (2001).	14	None
Dan Ahrens 4144 N. Central Expressway, Suite 600, Dallas, TX 75204 (1966)	Chief Compliance Officer, Secretary & Treasurer, No set term; served 2009	Executive Vice President of AdvisorShares Investments, LLC (2008 - present); President of Ahrens Advisors, LP (2005 - 2008); President of Mutuals Advisors, Inc. & Mutuals.com Funds (2003-2005).	14	None

*	Mr. Hamman is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Advisor.

Board Standing Committee.  The Board has established the following standing committee:

Audit Committee.  The Board has a standing Audit Committee that is composed of each of the independent Board members of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) serving as a channel of communication between the independent registered public accounting firm and the Board; (iv) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; (v) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vi) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; (vii) reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and (viii) other audit related matters. Each Independent Trustee serves as a member of the Audit Committee. The Audit Committee meets periodically as necessary.

Individual Trustee Qualifications
The Trust has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Trust and the Fund provided by management, to identify and request other information he or she may deem relevant to the performance of his or her duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his or her business judgment in a manner that serves the best interests of the Fund and its shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Hamman should serve as Trustee because of the experience he has gained with respect to mutual fund company business development, and the development of exchange-traded funds in particular, in his past position with Rydex Investments, and as the former President and co-founder of Arrow Investment Advisors, LLC, a registered investment adviser to a mutual fund company. Mr. Hamman’s knowledge of and experience in the financial services industry, in general, also qualifies him to serve as Trustee.

The Trust has concluded that Ms. Piper/Bach should serve as Trustee because of her extensive experience in and knowledge of public company accounting and auditing, the financial services industry, and fiduciary and banking law. In particular, during her 30 years in the financial services industry, Ms. Piper/Bach has gained relevant experience in her roles as vice president and chief operating officer of a retirement services company, vice president and chief trust officer of a large custodian bank, and president of a large regional brokerage and wealth management group. In addition, Ms. Piper/Bach is currently serving a two-year term as the Investment Management Consultants Association (“IMCA”) vice president. She has been a director of IMCA for five years and a member of the Finance, Audit, and Investment Committee, Personnel Committee, Certification Committee, Investments & Wealth Monitor Editorial Advisory Board as well as the Journal of Investment Consulting Editorial Advisory Board.

The Trust has concluded that Mr. McVay should serve as Trustee because of his extensive experience in providing investment advice and business consulting services to financial institutions, endowments, foundations, corporations, and pension funds. In particular, during his 31 years in the financial services industry, Mr. McVay has gained relevant experience in his roles as founder of an investment management firm and vice president and co-director of investment management services of a global asset management firm.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund and all AdvisorShares funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC.  ”Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.  The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Fund Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares in All AdvisorShares Funds Overseen by Trustee
Interested Trustees
Noah Hamman	AdvisorShares Global Echo ETF	$0	$10,001 - $50,000
Independent Trustees
Elizabeth (Betsy) Piper/Bach	AdvisorShares Global Echo ETF	$0	$0 - $10,000
William G. McVay	AdvisorShares Global Echo ETF	$0	$0 - $10,000

 Board Compensation.  The following table sets forth the estimated compensation that will be paid to each Trustee by the Trust for the fiscal year ending June 30, 2012.

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex
Interested Trustee
Noah Hamman	$0	N/A	N/A	$0
Independent Trustees
Elizabeth (Betsy) Piper/Bach	$2,000	N/A	N/A	$2,000
William G. McVay	$2,000	N/A	N/A	$2,000

Codes of Ethics
The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Advisor, each Sub-Advisor, and the Distributor have adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a “Code of Ethics” and together the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in IPOs.  Copies of the Codes of Ethics are on file with the SEC, and are available to the public.

Proxy Voting
The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to each Sub-Advisor. Each Sub-Advisor will vote proxies for securities included in the portion of the Fund it manages in accordance with its proxy policies and procedures, which are included as Appendix A to this SAI. The Board will periodically review the Fund’s proxy voting record.

The Trust will annually disclose its complete proxy voting record on Form N-PX.  The Trust’s most recent Form N-PX will be available without charge, upon request by calling 877.843.3831 or by writing to the Trust at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814. The Trust’s Form N-PX will also be available on the SEC’s web site at www.sec.gov.

The Advisor and the Advisory Agreement
The Advisor, a registered investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”), is located at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814. The Advisor is a Delaware limited liability company organized on October 12, 2006. The membership units are owned and controlled by Wilson Lane Group, LLC (which is controlled by Noah Hamman), and by Fund.com, Inc.

Pursuant to an investment advisory agreement with the Trust dated June 2, 2009 (the “Advisory Agreement”), the Advisor serves as the investment advisor for the Trust and provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to direction and control of the Board and the officers of the Trust.

For its investment management services, the Advisor is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.10% based on the average daily net assets of the Fund. The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares. As part of its agreement with the Trust, the Advisor has contractually agreed to pay all operating expenses of the Fund, including transfer agency, custody, fund administration, legal, audit and other services, except management fees, interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, acquired fund fees and expenses, short dividend expenses, expenses of the Independent Trustees (including any Trustees’ counsel fees), and extraordinary expenses.

The investment advisory agreement may be terminated: (i) by the Board, for any reason at any time, (ii) with respect to the Fund, upon the affirmative vote of a majority of the outstanding voting securities of the Fund; or (iii) by the Advisor upon 30 days’ prior written notice to the Trust.

The Advisor manages the investment and the reinvestment of the assets of the Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares. The Advisor may from time to time reimburse certain expenses of the Fund in order to limit the Fund’s operating expenses as described in the Prospectus.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by a majority vote of the Trustees, including a majority vote of such Trustees who are not “interested persons” of the Trust or the Advisor, at a meeting called for the purpose of voting on such approval; or (ii) the vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund. In addition, the Advisor may at any time terminate the Advisory Agreement by not more than 60 days’ nor less than 30 days’ written notice to the Trust.

Factors considered by the Board in the approval or renewal of the Advisory Agreement will be included in the next scheduled Annual or Semi-Annual Report to Fund shareholders following such approval or renewal.

The Sub-Advisor and the Sub-Advisory Agreements
First Affirmative Financial Network, Inc. a registered investment adviser under the Advisers Act,  located at 5475 Mark Dabling Boulevard, Suite 108 ,Colorado Springs, Colorado 80918, serves as investment sub-advisor to the Fund pursuant to an investment sub-advisory agreement with the Advisor and manages a portion of the Fund’s assets using the Fund’s alternative long/short and hedging strategy. With respect to the portion of the Fund’s assets allocated to First Affirmative, First Affirmative is responsible for making purchase and sale decisions for the Fund’s investments according to the Fund’s investment objective, polices and restrictions, and continuously reviewing, supervising and administering the investment program of the Fund, subject to the supervision of the Advisor and the Board. First Affirmative also acts as allocation manager for the Fund. First Affirmative was established in 1988.

Reynders, McVeigh Capital Management, LLC, (“Reynders McVeigh”) a registered investment adviser under the Advisers Act, located at 121 High Street, 5th Floor Boston, MA 02110, serves as investment sub-advisor to the Fund pursuant to an investment sub-advisory agreement with the Advisor and manages a portion of the Fund’s assets using the Fund’s core equity strategy. With respect to the portion of the Fund’s assets allocated to Reynders McVeigh, Reynders McVeigh is responsible for making purchase and sale decisions for the Fund’s investments according to the Fund’s investment objective, polices and restrictions and continuously reviewing, supervising and administering the investment program of the Fund, subject to the supervision of the Advisor and the Board. Reynders McVeigh was established in 2005.

Baldwin Brothers, Inc. (“Baldwin”) located at 204 Spring Street, Marion, MA 02738, a registered investment adviser under the Advisers Act, serves as investment sub-advisor to the Fund pursuant to an investment sub-advisory agreement with the Advisor and manages a portion of the Fund’s assets using the Fund’s core equity strategy. With respect to the portion of the Fund’s assets allocated to Baldwin, Baldwin is responsible for making purchase and sale decisions for the Fund’s investments according to the Fund’s investment objective, polices and restrictions and continuously reviewing, supervising and administering the investment program of the Fund, subject to the supervision of the Advisor and the Board. Baldwin was established in 1974.

Community Capital Management, Inc. (“Community Capital”), located at 2500 Weston Road, Suite 101 Weston, FL 33331, a registered investment adviser under the Advisers Act, serves as investment sub-advisor to the Fund pursuant to an investment sub-advisory agreement with the Advisor and manages a portion of the Fund’s assets using the Fund’s core fixed income strategy. With respect to the portion of the Fund’s assets allocated to Community Capital, Community Capital is responsible for making purchase and sale decisions for the Fund’s investments according to the Fund’s investment objective, polices and restrictions and continuously reviewing, supervising and administering the investment program of the Fund, subject to the supervision of the Advisor and the Board. Community Capital was established in 1998.

Not all of the Sub-Advisors listed for the Fund may be actively managing assets for the Fund at all times.  To the extent that a Sub-Advisor is not actively managing assets for the Fund, the Fund may not be employing the investment style utilized by that Sub-Advisor to achieve its investment objective. Subject to the oversight of the Board, the Advisor or a designated Sub-Advisor may temporarily allocate Fund assets away from a Sub-Advisor. Situations in which the Advisor may make such a determination include the level of assets in the Fund, changes in a Sub-Advisor’s personnel or a Sub-Advisor’s adherence to an investment strategy.

Sub-Advisory Fees Paid to the Sub-Advisors.  For its services under the Sub-Advisory Agreement, each Sub-Advisor is entitled to a fee, which is calculated daily and paid monthly, by the Advisor, at an annual rate based on the average daily net assets of the Fund. The fees are paid at the annual rates of 0.25%. The Fund is newly organized and as of the date of this SAI, the Sub-Advisors have not yet received fees under the Sub-Advisory Agreements.

After the initial two-year term, the continuance of the Sub-Advisory Agreements must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the respective Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Sub-Advisory Agreement will terminate automatically in the event of its assignment, or in the event of a termination of the Advisory Agreement, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Sub-Advisor, or by the Sub-Advisor on 90 days’ written notice to the Trust. The Sub-Advisory Agreements provide that the Sub-Advisors shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Trust is in the process of applying for exemptive relief from the SEC, which, if obtained, will permit the Advisor, subject to certain conditions, including Board approval, to terminate existing Sub-Advisors or hire new Sub-Advisors for the Fund, to materially amend the terms of particular agreements with Sub-Advisors or to continue the employment of existing Sub-Advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement. This arrangement, which is commonly referred to as a “manager of managers” arrangement, is expected to be approved by the Board. Consequently, under the exemptive order, the Advisor will have the right to hire, terminate and replace Sub-Advisors when the Board and the Advisor feel that a change would benefit the Fund. Within 90 days of retaining a new Sub-Advisor, shareholders of the Fund will receive notification of the change. The manager of managers arrangement enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The arrangement does not permit investment advisory fees paid by the Fund to be increased or change the Advisor’s obligations under the Advisory Agreement, including the Advisor’s responsibility to monitor and oversee sub-advisory services furnished to the Fund, without shareholder approval. Furthermore, any sub-advisory agreements with affiliates of the Fund or the Advisor will require shareholder approval. Until the Advisor and the Trust obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Factors considered by the Board in the approval or renewal of the Sub-Advisory Agreements will be included in the next scheduled Annual or Semi-Annual Report to Fund shareholders following such approval or renewal.

Portfolio Managers
This section includes information about the Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Portfolio Manager Compensation. The portfolio managers are compensated by the Sub-Advisors and do not receive any compensation directly from the Fund or the Advisor.

Fund Shares Owned by Portfolio Managers. The portfolio managers did not beneficially own any shares of the Fund as of the date of this SAI.

Accounts Managed by Portfolio Managers. Including the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (in millions)
First Affirmative Financial Network, LLC
● R. Kevin O’Keefe	1	0	0	0	4409	$683
● George R. Gay	1	0	0	0	4409	$683

Reynders, McVeigh Capital Management, LLC
● Charlton Reynders, III,	1	0	0	0	538	$524
● Patrick McVeigh	1	0	0	0	538	$524

Community Capital Management, Inc.
● Barbara VanScoy	3	$1,085	0	0	31	$301
● Michelle Rogers	3	$1,085	0	0	31	$301
● Julie Egan	3	$1,085	0	0	31	$301

Baldwin Brothers, Inc.
● Christopher de Roetth	1	0	4	$78	45	$105

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, each Sub-Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Administration, Custody and Transfer Agency Agreements
The Bank of New York Mellon Corporation (the “Administrator”) serves as administrator, custodian and transfer agent for the Fund.  The principal address of the Administrator is 101 Barclay Street, New York, NY 10286. Under an administration agreement with the Trust, the Administrator provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Fund. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services.  Under a custodian agreement with the Trust, the Administrator maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by it and to make payments for securities purchased by the Trust for the Fund.  Pursuant to a transfer agency and service agreement with the Trust, the Administrator acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust.

Distribution
Distributor. Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter and distributor of shares of the Fund. The principal address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor has entered into agreement with the Trust pursuant to which it distributes shares of the Fund (the “Distribution Agreement”). The Distributor continually distributes shares of the Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described in the Prospectus and this SAI. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Exchange Act and a member of FINRA. The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund. The Distributor is not affiliated with the Trust, the Advisor, Sub-Advisors, or any stock exchange.

The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan.  The Fund has adopted a Distribution Plan applicable to the shares. Under the Distribution Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of the Fund’s assets attributable to shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

No distribution fees collected pursuant to a Rule 12b-1 plan are currently charged to the Fund; there are no plans to impose these fees, and no such fees will be charged for at least a year from the date this SAI.  However, in the event that distribution fees are charged in the future, because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost a shareholder more than other types of sales charges and will increase the cost of a shareholder’s investment.

Costs and Expenses.  The Fund bears all expenses of its operation other than those assumed by the Advisor, which are discussed in detail above under “The Advisor and the Advisory Agreement.”

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

Depository Trust Company (“DTC”) acts as securities depository for the Fund’s shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, LLC (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.  The DTC Participants’ rules and policies are made publicly available through its website at: www.dtcc.com.

CREATION AND REDEMPTION OF CREATION UNITS

Creation
The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, at their NAV next determined after receipt, on any Business Day (as defined below), for an order received in proper form.

A “Business Day” with respect to the Fund is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit.  The consideration for purchase of a Creation Unit of the Fund generally consists of an in-kind deposit of a designated portfolio of securities – the “Deposit Securities” — per each Creation Unit constituting a substantial replication, or a representation, of the securities included in the Fund’s portfolio and an amount of cash — the Cash Component — computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash from the Fund in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities.

The Administrator, through the National Securities Clearing Corporation (“NSCC”) (discussed below), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Sub-Advisor with a view to the investment objective of the Fund.  In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Administrator, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor to create a Creation Unit of the Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an agreement with the Trust, the Distributor and the Administrator with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Fund. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of shares (50,000 in the case of the Fund). All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the close of the regular trading session on the Exchange (ordinarily 4:00 p.m. Eastern Time) (“Closing Time”), in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date”. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see “Placement of Creation Orders Using Clearing Process” and “Placement of Creation Orders Outside Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to create Creation Units of the Fund shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using the Clearing Process.  The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Fund’s transfer agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process.  Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Administrator. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. A Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Administrator through the Federal Reserve wire system in a timely manner so as to be received by the Administrator no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Administrator does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units of the Fund so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 3:00 p.m., Eastern Time on such date and federal funds in the appropriate amount are deposited with the Administrator by 11:00 a.m., Eastern Time, the following Business Day. If the order is not placed in proper form by 3:00 p.m., or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor shall be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern Time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark to market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Administrator or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of the Fund so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Administrator, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Advisor make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Administrator and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee.  To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a minimum creation transaction fee, assessed per transaction, as follows:

Fund	Creation Transaction Fee*
AdvisorShares Global Echo ETF	$500

*
To the extent a Creation Unit consists of more than 100 securities, an additional Creation Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS; and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

The Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

Redemption
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Administrator and only on a Business Day. The Trust will not redeem shares in amounts less than Creation Units. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Administrator, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 am, Eastern Time) on each Business Day, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities – as announced by the Administrator on the Business Day of the request for redemption received in proper form — plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee described below in the section entitled “Redemption Transaction Fee”. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

Placement of Redemption Orders Using Clearing Process.  Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Administrator not later than 3:00 p.m., Eastern Time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Fund after 3:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process.  Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 3:00 p.m., Eastern Time, if transmitted by mail, or by 2:00 p.m. Eastern Time, if transmitted by other means, on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of shares of the Fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. and 2:00 p.m., respectively, Eastern Time, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Administrator according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Administrator. Therefore, if a redemption order in proper form is submitted to the Administrator by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite number of shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Administrator on such Transmittal Date. If, however, a redemption order is submitted to the Administrator by a DTC Participant not later than the Closing Time on the Transmittal Date but either (1) the requisite number of shares of the Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Administrator, i.e., the Business Day on which the shares of the Fund are delivered through DTC to the Administrator by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee.  To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a minimum redemption transaction fee, assessed per transaction as follows:

Fund	Redemption Transaction Fee*
AdvisorShares Global Echo ETF	$500

*
To the extent a Creation Unit consists of more than 100 securities, an additional Redemption Transaction Fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS; and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

The Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Calculating NAV.”

The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of per share for the Fund is calculated by the Administrator and determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open.

In computing the Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including underlying ETFs, is taken from the exchange where the security is primarily traded. Other portfolio securities and assets for which market quotations are not readily available or determined to not represent the current fair value are valued based on fair value as determined in good faith by the appropriate Sub-Advisor in accordance with procedures adopted by the Board.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

The Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Fund Management reserves the right to declare special dividends for the Fund if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company (“RIC”) to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service.  No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Federal Income Taxes
The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company (RIC) Status
The Fund will seek to qualify for treatment as a RIC under the Code.  Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses), the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s investments in stock, securities, foreign currencies and net income from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the “Asset Test”).

If the Fund fails to satisfy the 90% Test or the Asset Test in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund fails to qualify as a RIC for any year, and the relief provisions are not available, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates applicable to qualified dividend income (for tax years ending prior to December 31, 2012). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to the Fund and its shareholders. If the Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

For taxable years beginning after December 22, 2010, a Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Recently enacted legislation changed the treatment of capital loss carryovers for RICs. The new rules are similar to those that apply to individuals and provide that such losses are carried over by the Fund indefinitely. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Different rules apply to pre-enactment net capital losses which can only be carried forward to offset capital gains realized during the eight years following the year of the loss and are treated as a short-term capital loss in the year to which it is carried. Certain transition rules require post-enactment capital losses to be utilized first, which, depending on the circumstances of the Fund, may result in the expiration of unused pre-enactment losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

The Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.  The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Fund Shareholders
The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Dividends received by the Fund from an underlying ETF taxable as a RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such ETF.

In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares.  Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares.  The Fund’s shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund.  Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales and redemptions of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if a shareholder holds his or her shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

All or a portion of any loss realized upon the sale or redemption of Fund shares will be disallowed to the extent that other shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption.  Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares.  In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends and capital gains (including capital gains realized on the sale or exchange of Fund shares).

Investment in Certain underlying ETFs and Certain Direct Fund Investments
The Fund intends to invest in ETFs that are taxable as RICs under the Code. Accordingly, the income the Fund receives from such ETFs will satisfy the qualifying income test with respect to the Fund’s qualification as a RIC. The Fund may also invest in one or more ETFs that are not taxable as RICs under the Code and that may generate non-qualifying income. The Sub-Advisors and Advisor anticipate monitoring the Fund’s investments in such ETFs very closely to keep the Fund’s non-qualifying income within the acceptable limits, but it is possible that if such income is more than anticipated it could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to fail to qualify as a RIC.

Similarly, the Fund may make certain direct investments in exchange traded products (such as certain exchange traded notes) that may produce non-qualifying income for purposes of the 90% Test. The Sub-Advisors and Advisor anticipate monitoring such investments very closely to keep the Fund’s non-qualifying income from such investments which are combined with any non-qualifying income from the Fund’s investments in ETFs within the acceptable limits, but it is possible that if such income is more than anticipated it could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to fail to qualify as a RIC.

Options, Swaps and Other Complex Securities
ETFs in which the Fund invests may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the ETFs are treated as ordinary income or capital gain, accelerate the recognition of income to the ETFs and/or defer the ETFs’ ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by the Fund.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, an underlying ETF will be required to include as part of its current income the imputed interest on such obligations even though the ETF has not received any interest payments on such obligations during that period.  Because the underlying ETFs are taxable as RICs and the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell assets to distribute such imputed income which may occur at a time when a Sub-Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

The underlying ETFs are required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Options on “broad based” securities indices are classified as “non-equity options” under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, “blended gain or loss”). In addition, any non-equity option and futures contract held by an ETF on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

Dividends and interest received by an ETF holding foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If an ETF, in which the Fund invests, is taxable as a RIC and meets certain requirements, which include a requirement that more than 50% of the value of the ETF’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the ETF should be eligible to file an election with the Internal Revenue Service (“IRS”) that may enable its shareholders, including the Fund, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the ETF, subject to certain limitations. Foreign tax credits and deductions, if any, received by the Fund as a result of an investment in an ETF will not be passed through to you unless the Fund qualifies as a “qualified fund of funds” under the Code. If the Fund is a “qualified fund of funds” it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. The Fund will be treated as a “qualified fund of funds” under the Code if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.

The underlying ETFs’ transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the ETFs (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the ETFs and defer losses. These rules could therefore affect the character, amount and timing of distributions to the ETFs shareholders, including the Fund. These provisions also may require the ETFs to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the ETFs to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements, if applicable, for avoiding income and excise taxes.

If the ETFs in which the Fund invests own shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFIC,” the ETFs will be subject to one of the following special tax regimes: (i) the ETFs are liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the ETFs as a dividend to its shareholders; (ii) if the ETFs were able and elected to treat a PFIC as a “qualifying electing fund” or “QEF,” the ETFs would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the ETFs’ pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the ETFs; or (iii) the ETFs may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

Tax-Exempt Shareholders
Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund where, for example, (i) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. The Fund may invest in REITs that hold residual interests in REMICs. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts which are subject to special rules, are strongly encouraged to consult with their tax advisors regarding these issues.

Back-Up Withholding
In certain cases the Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who:  (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to back-up withholding by the IRS; (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

Foreign Shareholders
Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for the taxable years of the Fund beginning before January 1, 2012 “interest related dividends” and “short-term capital gain dividends” generally will not be subject to U.S. withholding taxes. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code’s definition of “resident alien” or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

For taxable years beginning after December 31, 2013, a U.S. withholding tax at a 30% rate will be imposed on dividends and proceeds from the sale of shares of the Fund received by shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied.

In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Non-U.S. Investors are encouraged to consult their tax advisor prior to investing in the Fund.

Taxes on Creation and Redemptions of Creation Units
A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time, and the purchaser’s aggregate basis in the securities surrendered and any net cash paid. A person who redeems Creation Units and receives securities in-kind from the Fund will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The IRS, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

The Fund has the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Other Tax Considerations
Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

The Trust currently is composed of multiple series or funds, including the Fund, and the Board may establish additional funds in the future. Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share of a fund is entitled to participate equally in any dividends and distributions declared by the Board with respect to the fund, and in the net distributable assets of the fund on liquidation.

Portfolio Holdings
The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Fund’s Advisor, Sub-Advisors, Distributor, or any affiliated person of the Fund, the Advisor, Sub-Advisors, or Distributor.

Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings on the following business day. Daily access to information concerning the Fund’s portfolio holdings also is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Advisor, Sub-Advisor, and other service providers, such as the Administrator, and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund’s current registration statement. As of the date of this SAI, the Fund has not yet commenced operations and therefore, did not disclose portfolio holdings information to any individual or entity.  Once the Fund commences operations it expects to disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Fund, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Fund in the ordinary course of business after it has been disseminated to the NSCC.

The Fund’s Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Fund, the Advisor, a Sub-Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Fund’s Chief Compliance Officer and the Fund, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Advisers Act) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Fund reserves the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion.  For purposes of the Policies and Procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by the Fund and does not mean the cash investments and other investment positions (collectively, other investment positions) held by the Fund, which are not disclosed.

In addition to the permitted disclosures described above, the Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

Voting Rights
Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shareholders receive one vote for every full Fund share owned. The Fund or class of the Fund, if applicable, will vote separately on matters relating solely to that Fund or class.  All shares of the Fund are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be requested in writing by shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote. If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting.  Shareholder inquiries can be made by calling 877.843.3831 or by writing to the Trust at 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814.

Shareholder Inquiries
Shareholders may visit the Trust’s web site at www.advisorshares.com or call 877.843.3831 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait Weller & Baker LLP, located at 1818 Market Street, Philadelphia PA 19103, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

CUSTODIAN

The Bank of New York Mellon Corporation (the “Custodian”), located at 101 Barclay Street, New York, New York 10286, serves as custodian for the Trust and the Fund under a custody agreement between the Trust and the Custodian (the “Custody Agreement”). Under the Custody Agreement, the Custodian holds the portfolio securities of the Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund has not yet commenced operations and therefore, it does not have any Financial Statements.

APPENDIX A

First Affirmative Financial Network, LLC
Proxy Voting Guidelines

First Affirmative Financial Network (“First Affirmative”) contracts with Glass Lewis & Co. (“Glass Lewis”) to vote all ballots for accounts where the client has authorized First Affirmative to vote proxies.

First Affirmative and Glass Lewis recognize that socially conscious investors have dual objectives.  In addition to economic gain, First Affirmative clients are concerned with good corporate governance, the ethical behavior of corporations, and the impact of corporate actions on a healthy society and the natural environment that supports it.  First Affirmative believes that companies implementing best practices with regard to social, environmental and corporate governance issues enhance their ability to maximize shareholder value.

First Affirmative and Glass Lewis have developed Proxy Voting Guidelines that are consistent with these objectives.  On matters of social and environmental impact, the Guidelines seek to reflect the broad views of the responsible investment community.  Generally, we embrace policies that have been developed by groups such as the Interfaith Center on Corporate Responsibility, Calvert Investments, Domini Social Investments, Pax World Investments, Portfolio 21, Trillium Asset Management, Walden Asset Management, and other leading mutual funds and separate account managers who specialize in working with socially conscious investors.  On matters of corporate governance, executive compensation, and corporate structure, First Affirmative’s Proxy Voting Guidelines are based on a commitment to create and preserve economic value and to advance governance best practices.

These Guidelines provide an overview of how Glass Lewis votes proxies on behalf of First Affirmative clients.  They are guidelines, not absolute instructions.  Therefore, there may be instances where the final vote cast on a particular issue before a company’s shareholders varies from the Guidelines due to a close examination of the merits of the proposal and consideration of company-specific information.
Glass Lewis provides First Affirmative with proxy analysis, vote execution services, and reports indicating how individual votes have been cast.  When First Affirmative determines that it may have a conflict of interest regarding a particular security, Glass Lewis’ recommendations will apply for that meeting.

Although the following Proxy Voting Guidelines generally reflect the principles applied to management and shareholder proposals at both U.S. and non-U.S. companies, we note that specific votes may vary for non-U.S. companies.  Many of the basic governance concepts and social objectives transcend national boundaries, but differences in corporate governance standards, shareholder rights, and legal restrictions necessitate a more customized approach to voting in non-U.S. markets.  In many countries, the requirements for filing shareholder resolutions are sometimes prohibitive, resulting in a much lower number of shareholder proposals.  Differences in compensation practices, board structures, and capital structures can necessitate a customized approach to evaluating proposals in different countries.   Shareholders are sometimes required to approve certain management resolutions that do not require shareholder approval in the United States.  Mechanisms such as restricted voting rights, share-blocking requirements, and requirements to be represented in person at meetings complicate the voting process.  Finally, lower levels of disclosure in non-U.S. markets can often make it difficult to apply the same policy that would apply to U.S. companies.  In instances where companies fail to provide sufficient information to make a complete evaluation of a proposal, First Affirmative will generally abstain from voting on that proposal.

First Affirmative and Glass Lewis update these Guidelines on an annual basis to take into account new social issues and the latest trends in corporate governance.  The Guidelines are divided up into two categories:  Management Proposals and Shareholder Proposals.

Management Proposals

Director-Related Issues

Including director elections, classified boards, majority voting, cumulative voting, and board size

We consider director elections to be one of the most important voting decisions that shareholders make.  Boards should be comprised of a majority of independent directors, and key board committees should consist entirely of independent directors.  It is expected that boards will engage in critical evaluation of themselves and of individual members.  We will generally oppose slates of director nominees that are not comprised of a majority of independent directors, and will withhold votes from non-independent directors who sit on key board committees.  In addition, we generally withhold votes from members of the nominating committee and nominees in cases where the board lacks gender or racial diversity, and from members of the compensation committee if executive compensation is out of line with the company’s performance and with the compensation of executives at peer companies.  The election of directors who have failed to attend a minimum of 75 percent of board meetings held during the year will be opposed, unless there is a valid reason for the absence.  Directors who fail to adequately respond to shareholder resolutions that receive majority shareowner support will also be opposed.

We support management proposals to declassify the board and adopt majority voting, and oppose efforts to classify the board or eliminate cumulative voting.  Proposals to change the board size are voted case-by-case.  We will support management proposals to adopt majority voting unless they are poorly constructed, such as applying majority voting to both contested and uncontested elections.

Auditors

Annual election of the outside accountants is standard practice.  While we recognize that the company is in the best position to evaluate the competence of its outside accountants, we believe that outside accountants must ultimately be accountable to shareholders.  Furthermore, audit committees have been studied by the Blue Ribbon Commission on Improving the Effectiveness of Corporate Audit Committees in conjunction with the New York Stock Exchange (NYSE) and the Financial Industry Regulatory Authority (FINRA), which concluded that audit committees must improve their current level of oversight of independent accountants.  Given the rash of accounting irregularities in recent years that were not detected by audit panels or auditors, as well as widespread accounting restatements related to options backdating, shareholder ratification is an essential step in restoring investor confidence.  First Affirmative will vote against the ratification of the auditor in cases where non-audit fees represent more than 50% of the total fees paid to the auditor in the previous year.  We will vote against the ratification of the auditor in cases where the auditor requires the company to sign an arbitration agreement.

Proxy Contest Defenses / Tender Offer Defenses

Including shareholder ability to call a special meeting or act by written consent, poison pills, unequal voting rights, fair price provisions, control share acquisition provisions, greenmail, supermajority votes, and director and officer liability and indemnification

We generally oppose takeover defenses, as they can limit shareholder value by eliminating the takeover or control premium for the company.  As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers.  Further, takeover devices can be used to entrench a board that is unresponsive to shareholders on both governance and corporate social responsibility issues.  However, we recognize that there are certain instances when these provisions can be protective of shareholder rights.  Specifically:

•
We would not support eliminating or reducing the supermajority voting threshold if it would enhance the rights of a controlling or significant shareholder (generally 30% or greater) to the detriment of minority shareholders.

•	We will support D&O liability and indemnification provisions where the changes are being made to conform with state law.

Miscellaneous Governance Provisions

Including confidential voting, adjourn meeting, and bundled proposals

We evaluate proposals that concern governance issues on a case-by-case basis, taking into account their impact on shareholder rights.  We believe that good corporate governance can have an impact on a company and its ability to maximize shareholder value.

Capital Structures

Including the issuance of additional shares of authorized stock, stock splits and reverse stock splits, blank check preferred stock, dual-class stock, debt restructurings, and share repurchase plans

We support a one-share, one-vote policy, and oppose mechanisms that skew voting rights.  We support capital requests that provide companies with adequate financing flexibility while protecting shareholders from excessive dilution of their economic and voting interests.  Proposals to increase common stock are evaluated on a case-by-case basis, taking into account the size and purpose of the increase, the company's need for additional shares, and the company’s past use of share authorizations.

Executive and Director Compensation

Including stock-based incentive plans, employee stock purchase plans, outside director option plans, and cash and cash & stock based awards

Although shareholder action such as “say on pay” resolution campaigns may help to reign in excessive executive compensation, non-salary compensation remains one of the most sensitive and visible corporate governance issues.  Although shareholders have little say about how much the CEO is paid in salary and bonus, they do have a major voice in approving stock option and incentive plans.  Stock option plans transfer significant amounts of wealth from shareholders to employees, and in particular to executives and directors.  Rightly, the cost of these plans must be in line with the anticipated benefits to shareholders.  Executive and director compensation proposals are evaluated on a case-by-case basis taking into account dilution levels and specific plan features.  For example, proposals that allow for the repricing of stock options without shareholder approval generally will be opposed.  In addition, any recent controversies surrounding a company’s pay practices are also factored into the analysis of compensation proposals.

First Affirmative will evaluate say-on-pay proposals on a case-by-case basis and will vote against the proposal when there is a misalignment of performance and pay. We will also vote against such proposals when compensation plans are poorly designed, implemented, or managed, or where there is insufficient or unclear disclosure regarding the overall compensation structure and/or the company engages in other egregious compensation practices.  We will vote for submitting say-on pay-votes to shareholders every year.

We will review incentive plans within the context of the company’s entire compensation program and assess whether such plans appropriately tie executive compensation to company performance.  We will generally support Employee Stock Purchase Plans (ESPP) because they encourage savings and investment and allow employees to become shareowners in the company.

We evaluate incentive stock plans based on an a quantitative analysis of the plan’s cost compared with the business’s operating metrics, to project the annual cost relative to the company’s financial performance to determine whether the plan is excessive in light of company performance compared with the company’s peer group.  We will therefore vote against plans that allow for an excessive number of shares based on this analysis. Further, we will vote against plan that allow for egregious compensation practices such as option repricing.

Management requests for option exchanges or repricings will be analyzed on a case-by-case basis, and generally will only be supported if they exclude executive officers and directors, result in an equal or lesser value than the options being replaced, and contain features designed to enhance employee retention, such as extended vesting periods.  Because shareholders do not have the ability to reprice or exchange their investment during stock price declines, any requests to reprice stock options should be backed by a compelling shareholder value argument and should be subject to a separate shareholder vote.

Proposals requesting shareholders to ratify executive compensation and related disclosures will be voted on a case-by-case basis taking into account compensation and performance at the company relative to peers.

Mergers and Corporate Restructurings

Mergers, leveraged buyouts, acquisitions, spin-offs, reincorporations, and other corporate restructuring plans are evaluated on a case-by-case basis, given the potential for significant impacts on shareholder value and on shareholders’ economic interests.  In addition, these corporate actions can have important effects on a company’s workforce and community stakeholders, including but not limited to job loss, community lending, equal opportunity, and environmental impacts.

Mutual Fund Proxies

Including election of trustees, investment advisory agreements, and distribution agreements

There are a number of proposals that are specific to mutual fund proxies.  We evaluate these proposals on a case-by-case basis in conjunction with recent trends and best practices at other mutual funds.  We generally support proposals that seek to establish an independent chair of the board of directors or trustees.  Glass Lewis will determine whether board members, including the board chair, are in fact “independent.”

Shareholder Proposals

Corporate Governance and Executive Compensation

Including shareholder meetings/housekeeping issues, board-related issues, shareholder rights and board accountability issues, compensation issues, and strategic issues

Each year shareowners or their advocates file numerous proposals that focus on key issues regarding corporate governance and executive compensation.  We evaluate these proposals from the perspective that good corporate governance can have positive implications for a company and its shareholders.  Proposals that seek to improve a board’s accountability to its shareholders and other stakeholders are supported.  We generally support initiatives that seek to strengthen the link between executive pay and performance, including performance issues related to corporate social responsibility.

Corporate Governance

•	Vote for proposals providing shareholders with the ability to nominate board candidates
•	Vote for proposals seeking the establishment of a majority vote standard in the election of directors
•	Vote for proposals requesting the separation of the chair and CEO
•	Vote for proposals to appoint a lead director
•	Vote against proposals seeking to limit the tenure of non-employee directors
•	Vote case-by-case on proposals to increase board or committee independence
•	Vote for proposals requesting that the company rotate auditors every five years or more
•	Vote for proposals allowing shareholder to be reimbursed for solicitation expenses including legal fees when proposal receives approval by majority votes cast
•	Vote case-by-case on CEO succession policy

Take-Over Defenses

•	Vote for proposals to declassify the board
•	Vote for proposals providing for cumulative voting
•	Vote for proposals making it easier for shareholders to act by written consent if they contain appropriate thresholds
•	Vote for proposals providing shareholders with the ability to call special meetings if they contain appropriate thresholds
•	Vote for proposals allowing shareholders to amend the company’s bylaws by majority vote
•	Vote for proposals reducing or eliminating supermajority voting
•	Vote for the elimination of dual-class stock with unequal voting rights
•	Vote for proposals to put poison pills to a shareholder vote or redeem them
•	Vote for proposals to eliminate fair price or control share provisions
•	Vote for proposals to adopt anti-greenmail provisions
•	Vote case-by-case on proposals to consider strategic alternatives to maximize value
•
Vote for proposals to establish reasonable advance notice provisions for shareholder proposals or director nominations to be presented at the annual meeting (no more than 90 days before the annual meeting)

Compensation

•	Vote for proposals seeking greater disclosure of compensation, unless they contain inappropriate thresholds or other provisions
•	Vote for proposals seeking an annual advisory vote on executive compensation, sometimes known as “say on pay” resolutions
•	Vote for proposals asking for disclosure of the compensation consultant’s relationships with the company and management, or to adopt or disclose a policy on consultant’s services
•	Vote against proposals to prohibit compensation consultants from performing other services for the company

•	Vote for proposals requesting the establishment of fixed option grant dates
•	Vote for proposals to limit change-in-control payments through the use of double-triggers
•	Vote case-by-case on proposals seeking a shareholder vote on severance or Supplemental Executive Retirement Plan (SERP) payments
•	Vote case-by-case on proposals that will alter compensation practices, establish stock holding/retention requirements, establish pay caps, or abolish stock options
•	Vote case-by-case on proposals seeking to limit the term of executive employment agreements, limit tax gross-ups or consider internal pay equity in setting CEO pay
•	Vote for proposals to eliminate or require shareholder approval of death benefits (“golden coffins”), which provide for payments and/or benefits to an executive’s beneficiaries following death
•
Vote for proposals that seek to establish guidelines around the compensation payable to executives at companies receiving capital infusions under the Treasury Department’s Troubled Asset Relief Program

•	Vote case-by-case on proposals to adopt a policy to recoup unearned executive bonuses or incentive pay when performance targets have not been met as a result of a financial restatement
•
Vote case-by-case on proposals to establish a “pay-for-superior-performance” standard for executive pay—we support these proposals when CEO or executive pay is excessive and it is unclear how pay is linked to meaningful performance targets

•	Vote case-by-case on proposals to prohibit executives from selling stock during buy-back periods or to adopt policies to prevent abuses of pre-arranged stock sale plans
•
Vote against proposals seeking to impose, or vote on, specific terms of a Supplemental Executive Retirement Plan (SERP), but vote for proposals requesting better or more specific disclosure of executive pension benefits

•	Vote for proposals to limit hedging or prohibit executives from hedging the value of their stock
•	Vote for integrating sustainability metrics into compensation

Shareholder Proposals on Social Responsibility Issues

Including consumer issues, corporate accountability, diversity issues, environment, affordable healthcare, global labor practices, and military involvement

Social responsibility proposals are receiving higher levels of support as institutional investors recognize that such proposals have tangible connections to shareholder value.  In our view, companies that embrace corporate social responsibility best practices are better positioned for long-term success.  We generally support proposals that seek to enhance a company’s corporate citizenship, including proposals on workplace practices, human rights, and environmental stewardship.  We also believe that corporations should be accountable and transparent to their shareholders and stakeholders, and we will generally favor proposals that seek additional information on a company’s environmental performance and/or its impact on communities and people.  We will generally review proposals on a case-by-case basis which request that the company cease certain actions that the proponent believes are harmful to particular populations or environments, taking into account the company’s legal and ethical obligations, its ability to remain profitable, and any potential negative publicity or reputational risk if the company fails to honor the request.

Consumer Issues

Adult Entertainment

•	Support proposals requesting that the company report on its involvement in the pornography industry and assess potential associated risks
•	Support proposals requesting that the company report on its practices relating to the sale of violent video games to children

Animal Welfare

•	Support proposals seeking to limit animal testing where alternative testing methods are feasible or where not required by law
•	Support proposals asking the company to adopt and/or report on animal welfare standards used in company laboratories or contract laboratories
•	Support proposals asking the company to report on or require animal welfare standards applied to laboratories in the supply chain
•	Support proposals asking the company to report on the feasibility of utilizing more humane ways of animal slaughter

Genetic Engineering

•	Support proposals asking the company to report on the use of GE organisms in its products, and/or the potential adverse impacts associated with GE organisms
•	Support proposals calling on the company to label GE products
•	Support proposals asking the company to adopt a policy to phase out GE products

Lending Practices

•	Support proposals asking companies to undertake specific actions to guard against predatory lending practices or redlining, and/or report on lending practices to vulnerable groups, such as minorities
•	Support proposals asking for disclosure on lending practices in developing countries, unless the company has clearly demonstrated a proactive record on the issue
•	Support proposals to restructure the terms of appropriate non-performing loans
•	Generally oppose proposals calling on banks to forgive loans made to developing countries, unless the bank failed to make reasonable provisions for non-performing loans
•
Support proposals to disclose off-balance sheet liabilities, including structured investment vehicles, structured securities and conduits or to disclose mortgage practices and risks, including exposure to subprime loans

•	Oppose proposals to establish board compliance committees
•	Review on a case-by-case basis proposals to implement controls on relationships with credit ratings agencies

Tobacco

•	Support proposals seeking to limit the sale of tobacco products to children
•	Support proposals requesting companies do more to apprise consumers of the health risks of smoking
•	Support proposals asking restaurants to make their facilities smoke-free
•	Support proposals calling on companies to sell, phase out, or divest of all production and marketing of tobacco products
•	Support proposals asking producers of cigarette components to halt sales to tobacco companies, or to prepare a report on the potential risks and liabilities of supplying these components

Toxic Chemicals and Product Safety

•	Support proposals requesting disclosure of the company’s policy on toxic chemicals
•	Support proposals seeking greater disclosure of the potential financial and legal risks associated with the usage of certain chemicals
•	Support proposals requesting a report on the feasibility of phasing out or reformulating certain products
•
Support proposals requesting companies phase out the use of certain chemicals when safer alternatives are available, or reformulate their products to meet stricter toxic chemical standards used in certain other jurisdictions

Corporate Influence and Accountability

Charitable Contributions

•	Oppose proposals seeking to require shareholder ratification of charitable grants or the imposition of grant criteria
•
Generally oppose proposals calling on a company to produce a report disclosing charitable contributions unless there is a history of problems involving questionable contributions or self-dealing at the company, or if the total contributions appear excessive

Political Contributions and Trade Organizations

•	Support proposals calling for a company to maintain a policy of non-partisanship
•	Support proposals calling for the company to produce a report disclosing its political contributions and its policies and procedures governing those contributions
•	Support proposals calling for the company to publish a report on its political contributions on its website
•	Oppose proposals calling for the company to publish its political contributions in newspapers
•
Support proposals requesting disclosure of trade organization dues and/or clarification of company positions that differ from the positions taken by trade organizations of which the company is a member

Lobbying Activities

•
Review on a case-by-case basis proposals calling on a company to review or report on its lobbying activities, taking into consideration the impact of the underlying public policy issue on the company’s business model and whether there has been any significant controversy surrounding its lobbying activities

Prior Government Service

•	Support proposals calling for the disclosure of prior government service of the company’s key executives

Diversity Issues

Board Diversity

•	Support proposals asking the board to take additional measures to ensure that more women and minorities are considered for nomination, or to otherwise commit to a policy of board inclusiveness
•
Support proposals requesting that a company endorse and/or implement the “Women’s Empowerment Principles” which have been developed by the United Nations Development Fund for Women and the United Nations Global Compact

•	Withhold our vote for any slate of directors that do not include at least one woman and one person of color
•	We are highly supportive of diversified boards but will generally oppose proposals that impose unreasonable quotas

Equal Employment Opportunity

•	Support proposals asking for the company to report on its efforts to promote diversity in the workplace and marketplace
•	Support proposals requesting the disclosure of EEO-1 data
•	Support proposals asking the company take additional action on equal employment opportunity and anti-discrimination
•	Support proposals asking how the company is working to eliminate “glass ceilings” for women and minorities, including proposals requesting that the company take additional action
•	Support proposals requesting that companies ensure that women and minorities are not discriminated against in wages and employee benefits

Racial Stereotypes in Advertising

•	Support proposals requesting that companies review their use of racial stereotypes in advertising campaigns

Sexual Orientation

•
Support proposals asking companies to explicitly prohibit discrimination based on sexual orientation and gender identity in their written employment policy, including proposals that call for the adoption of the “Equality Principles”

•	Support proposals seeking reports on a company’s initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity
•	Oppose proposals requesting that companies remove sexual orientation anti-discrimination policies

Energy and Environment Issues

Agriculture

•
Support proposals requesting reports on the use of pesticides and other chemical inputs in food production, including proposals calling for setting goals related to the reduction of pesticide and chemical use

Ceres Principles

•
Support proposals urging companies to endorse the Ceres Principles.  Ceres (pronounced “series”) is a national network of investors, environmental organizations and other public interest groups working with companies and investors to address sustainability challenges such as global climate change

Chlorine Based Chemical Use

•	Support proposals asking companies to report on efforts to phase out the production of paper using chlorine bleaching
•	Review on a case-by-case basis proposals asking companies to phase-out the use of chlorine bleaching

Climate Change and Greenhouse Gas Emissions

•
Support proposals requesting reports, or the disclosure of liabilities, relating to the company’s response to rising regulatory, competitive, and public pressures surrounding climate change and/or greenhouse gas emissions and energy efficiency

•	Support proposals calling for setting goals related to the reduction of greenhouse gas emissions from company operations and/or products
•	Support proposals requesting a report on the company’s efforts to develop renewable energy
•	Generally support proposals calling for increased investment in alternative energy sources, except in cases where the terms of the request are excessive
•
Take a case-by-case approach to proposals requesting a report on the scientific evidence underlying a company’s policy position on climate change, greenhouse gas emissions and/or energy efficiency, evaluating the relevancy of the requested report to the company’s business model and operations

Environmental Risks and Sustainability Issues

•	Support proposals asking companies to produce a sustainability report
•	Support proposals asking companies to provide additional information about the risks and liabilities associated with the company’s environmental practices
•
Support proposals asking companies to report on the environmental impact of their operations or sourcing practices, including on issues such as toxic emissions, environmentally sensitive areas, and biodiversity

•
Support proposals requesting disclosure of known and potential environmental impacts of hydraulic fracturing operations and/or policy options for the company to adopt to reduce or eliminate hazards to air, water, and soil quality

•	Support proposals requesting disclosure on environmental damage that would result from oil sands operations
•	Support proposals that seek to encourage companies to source products from environmentally sustainable operations, including with respect to fisheries and lumber
•	Support proposals asking companies to report on operations in, or to adopt policies not to mine, drill, or log in, environmentally sensitive areas such as the Arctic National Wildlife Refuge
•	Support proposals requesting a report on the risks related to the company’s use of water in regions of water scarcity or conflict
•
Support proposals—including bylaw amendments—to appoint a director with environmental expertise, to retain an environmental sustainability expert who reports directly to the board, and/or to establish a board-level committee on environmental responsibility

Nuclear Energy

•	Support proposals requesting companies reassess their involvement in nuclear power or to report on operational issues related to nuclear power generation
•	Support proposals requesting that the company cease development of and financing of new nuclear power projects

Recycling

•	Support proposals urging companies to increase their recycling efforts, and/or to take steps to encourage consumer recycling of their products
•	Support proposals urging companies to increase the recycled content of materials and products produced by the companies or sourced through their supply chains

Security of Chemical Facilities

•
Support proposals seeking greater disclosure of the company’s efforts to reduce the threat of potentially catastrophic chemical releases from their operations, in particular those stemming from a terrorist attack or natural disaster

Environmental Justice and Community Accountability

•	Support disclosure proposals requesting information on how the company seeks to mitigate the health and environmental hazards of its operations on local communities
•	Support proposals requesting a report on how the company ensures that it is accountable for its environmental impact on local communities
•	Support proposals asking companies to adopt a plan to reduce toxic emissions, including proposals that request companies take responsibility for toxic cleanup

Health Related Issues

•	Support proposals calling for companies to provide access to doctors and medicine for all workers, and prenatal care for women workers, especially in developing countries
•	Abstain on proposals that address abortion issues

Access to Healthcare and Drug Pricing

•	Support proposals asking pharmaceutical companies to review and report on their price restraint policies, including proposals that request companies implement a formal policy on drug pricing
•	Support proposals seeking more information on the risks associated with restricting the export of prescription drugs to Canada
•	Support proposals calling for a report on how the company is addressing rising healthcare costs as a public policy issue; review on a case-by-case basis proposals that call for specific actions
•
Generally support proposals requesting that the board adopt a conflict of interest policy involving directors with health industry affiliations, requiring their recusal from involvement in discussions on public policy issues that may relate to the board member's health industry affiliations

Health Pandemics

•
Support proposals asking pharmaceutical companies to develop policies to provide HIV/AIDS, TB, malaria, and other drug treatments that are affordable to the affected populations in the developing world

•	Support proposals seeking reports on the impact of health pandemics on company business operations

Human Rights and Labor Practices

Human Rights and Global Labor Practices

•	Support proposals asking for a report and/or review of the company’s code of conduct with respect to workplace practices and human rights
•	Support proposals asking companies to adopt codes of conduct addressing global labor and human rights practices, to establish credible monitoring programs, and to publicly report on these efforts
•
Support proposals asking companies to embrace the “Guiding Principles on Business and Human Rights” as a framework for preventing human rights abuses, providing greater transparency and accountability around human rights issues that might affect the company, and mitigating adverse human rights impacts

•
Support proposals asking companies to adopt supply chain and vendor codes of conduct that incorporate recognized international standards of worker’s rights, including proposals that request the company take steps to ensure compliance and credible monitoring

•
Support proposals asking the company to report on and/or investigate particular human rights challenges it faces, including proposals that request the adoption of specific principles or codes relating to the issue

•	Generally support bylaw amendments to establish a board-level committee on human rights, unless there is a compelling reason not to do so

Internet-Related Product Sales to China

•	Support proposals asking the company to establish a set of standards to enforce policies to protect freedom of access to the Internet across the globe
•	Support proposals seeking a report on efforts to reduce the likelihood of product abuse
•	Oppose proposals requesting that the company no longer sell products in China

Indigenous Rights

•	Support proposals asking companies to report on the impact of their operations on indigenous communities, and/or to take steps to ensure that they respect the rights of such communities
•
Support proposals asking companies to consider the impacts and to provide an opportunity for free, prior, and informed consent regarding planned development and operations that may impact indigenous communities

Operations in Burma/Myanmar

•	Support proposals asking the company to report on its operations or investments in Burma/Myanmar and the costs associated with this business
•	Review on a case-by-case basis proposals to pull out of Burma/Myanmar

Operations in Sudan

•	Support proposals asking the company to report on its operations or investments in Sudan and the costs associated with this business
•	Review on a case-by-case basis proposals to pull out of Sudan

Operations in China

•	Support proposals seeking more disclosure on a company’s involvement in China
•
Support proposals asking companies to implement the “Business Principles for Human Rights of Workers in China” which reflect basic labor standards defined by the International Labor Organization, and basic human rights defined by the United Nations Universal Declaration of Human Rights and encoded in the International Covenants on Economic, Social and Cultural Rights, and Civil and Political Rights

•	Review on a case-by-case basis proposals asking a company to terminate specific investments or ventures in China

Operations in Northern Ireland

•	Support proposals asking companies to implement the “MacBride Principles”—nine fair employment and affirmative action points

Military Involvement and Violence

Depleted Uranium

•	Support proposals asking companies to report on their involvement in the manufacture of depleted uranium munitions

Foreign Military Sales

•	Support proposals asking the company to report on its foreign military sales
•	Support proposals asking the company to review and/or amplify the company’s ethical criteria for military contracts
•	Review on a case-by-case basis proposals that call for restrictions on foreign military sales

Handguns

•	Support proposals requesting companies report on efforts to promote handgun safety or prevent gun violence
•	Support proposals asking the company to end the sale of handguns

Landmine Production

•	Support proposals asking companies to report on future landmine production or adopt a policy to cease production of landmines

The views expressed in these Proxy Voting Guidelines are those of First Affirmative and are used to vote client proxies in situations where First Affirmative is authorized to do so.  These guidelines may not be consistent with the views of individual investment advisors or broker-dealers or RIA firms doing business with First Affirmative, and they may not be consistent with the views of certain clients on certain issues.  In such circumstances, the client may choose to vote their own proxies.
Mention of specific companies or securities should not be considered a recommendation to buy or sell that security.  For information regarding the suitability of any investment opportunity or strategy, investors should consult with a qualified financial advisor.

Past Performance is no guarantee of future results.  There can be no assurance that any investment strategy will generate profitable results.

Proxy Voting Procedures
of
Reynders, McVeigh Capital Management, LLC (“Reynders McVeigh” or the “Company”)

Charlton Reynders, III Chief Compliance Officer

Policy and Guidelines:

Reynders McVeigh notes the January 31, 2003 Securities and Exchange Commission (“SEC”) releases adopting various rules, including, among others, Rules 204-2(c)(2) and 206(4)-6 under the Investment Adviser Act of 1940 and Rule 30b1-4 under the Investment Company Act of 1940.  These procedures have been adopted in light of those releases.  It is the intent of the Company that its procedures be consistent with those of its clients to avoid unnecessary expenses.

If The Firm Assists in Voting

It is the general policy of the Company not to vote proxies with respect to proposals submitted for approval by shareholders of companies whose shares are held in client portfolios; to encourage clients to vote the proxies with a view to enhancing client awareness of the portfolio composition; and to, as appropriate, assist clients when they vote the proxies.

With respect to clients with large portfolios, the Company will assist clients in identifying proxy-voting services.  In the event clients are not able to identify an affordable proxy-voting service, the Company will, in appropriate circumstances provide proxy-voting services as an additional service under terms negotiated with clients.

If The Firm Votes Proxies
For those accounts that the client has asked the advisor to vote proxies-

The Company will vote proxies for all accounts for which it has voting authority in accordance with client instructions and in manner in which the Company believes to be in the best interests of its clients.  The Company recognizes that in many instances the interests of corporate management may not be consistent with what the Company views to be in the best interests of its clients.  In the absence of written voting instructions from client, the Company has adopted the following voting guidelines:

A)	Confidential Voting and Shareholder Actions

The Company believes that the proxy voting systems should provide access to both management and shareholders.  As such, the Company would tend to vote in favor of shareholder resolutions requesting that corporations adopt policies that comprise both confidential voting and the use of independent inspectors of elections.

The Company would also generally oppose any measures that would restrict the right of shareholders to act by written consent or to call a special meeting of the shareholders.

B)	Poison Pills and Golden Parachutes

The Company believes that the shareholders of a corporation should have the right to vote upon decisions in which there is a real or potential conflict between the interests of shareholders and those of management.

Thus, the Company will vote in favor of shareholder proposals requesting that a corporation submit a “poison pill” for shareholder ratification.  We will examine, on a case-by-case basis, shareholder proposals to redeem a “poison pill” and management proposals to ratify a “poison pill”.  The Company will also vote in favor of proposals that “golden parachute” proposals be submitted for shareholder approval.

C)	Election of Directors

The Company believes that one of the primary rights of a shareholder is the right to vote for the election of directors.  We feel that all members of the board of directors should stand for election each year, and will therefore, vote against a classified or “staggered” board.

D)	Voting Rights

The Company believes that each shareholder should have equal voting rights.  The Company will vote against dual class voting and other unequal voting structures.

E)	Fair Price Amendments

The Company believes that “fair price amendments” can protect shareholders from coercive and discriminatory tender offers.  The Company will generally vote in favor of fair price provisions and in favor of other measures which we feel will protect shareholders from coercive takeover bids, which do not provide for fair and equal treatment of all shareholders.

F)	Target Share Payments

The Company believes that shareholders should have the right to vote on the placement of blocks of a corporation’s stock in the hands of persons friendly to management.

The Company will vote in favor of shareholder proposals which request that corporations first obtain shareholder authorization before issuing any significant amount of voting stock (whether common or preferred), rights, warrants or securities convertible into voting stock to any person or group.  We believe that shareholders should have the right to vote on placements that could enable management of a corporation to defeat a tender offer that may be in the best interests of shareholders.

G)	Tender Offers

The Company will consider tender offers on a case-by-case basis.

Conflicts

The Company recognizes that proxy proposals may present a conflict between the interests of clients and those of the Company or certain of its affiliates.  Therefore, the Company has adopted the following conflict procedures:

A)	Identifying Conflicts

The person assigned responsibility for voting proxies shall, when reviewing proxy materials, identify conflicts of interest including, for example:

(i).
when the Company (or its affiliate) is or is seeking to manage a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance or banking services to a company whose management is soliciting proxies or;

(ii).	has business or personal relationships with participants in proxy contests, corporate directors or candidates for directorships.

B)	Data for Identifying Conflicts

The person assigned responsibility for voting proxies shall advise Company management of companies soliciting proxies, and management shall advise if there are any known conflicts – including, in particular, the conflicts listed as example in the preceding paragraph.

C)	Disclose Conflicts

If a conflict is identified, the person assigned to vote proxies shall notify Company management as soon as possible so that a voting decision may be made, voting on the proxy proposal in a timely manner.

D)	Voting Decisions in Conflict Situations

If the matter to be voted on is covered by Part A of these procedures, the proxy shall be voted in accordance with Part A.  If the matter is not specifically addressed by Part A and there is a conflict, management of the Company shall contact the client or client’s designated representative for voting instructions.

E)	Record of Voting Instructions

Company management shall record and the person responsible for voting proxies shall maintain records reflecting client voting instructions on matters where there are conflicts.

Voting Records

The Company recognizes obligations to maintain records as required by Rule 204-2(c)(2) under the Advisers Act[and, if applicable, Rule 30b1-4 under the Investment Company Act of 1940].  Therefore, the Company has adopted the following record keeping procedure:

A)	Person Responsible

The person assigned responsibility for voting proxies or, if that person is an outside service provider, the person in the Company’s legal or compliance department responsible for maintaining compliance records shall prepare and maintain the files/records required by these procedures.

B)	Policies and Procedures

A copy of all proxy-voting procedures adopted by the Company shall be maintained in an appropriately labeled file for the term required by regulatory authorities.

C)	Proxy Statements

A record of all proxy statements with respect to securities held in client portfolios with respect to which the Company has agreed to vote proxies shall be maintained in the form of an EXCEL (or similar) spreadsheet.  Hard copies of the proxy statements shall not be maintained in Company files; instead, the Company shall rely on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

D)	Proxy Voting Record

The person responsible for voting proxies shall maintain a record detailing for each client in the form of an EXCEL (or similar) spreadsheet containing the following information for each matter relating to a portfolio security considered at any shareholder meeting with respect to which the client is entitled to vote:

(i).	The exchange ticker symbol of the portfolio security;
(ii).	The name of the issuer of the portfolio security;
(iii).	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;
(iv).	The shareholder meeting date;
(v).	A brief identification of the matter voted on;
(vi).	Whether the matter was proposed by the issuer or by a security holder;
(vii).	Whether the registrant cast its vote on the matter;
(viii).	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(ix).	Whether the registrant cast its vote for or against management.

E)	Memoranda

In addition to the records required as set forth above, the person assigned responsibility for voting proxies shall maintain a copy of documents created by Company (or the adviser) personnel that were material to the voting decision.

F)	Request for Data

A copy of each written client request for the Company’s voting record on behalf of the client and a copy of each written response – including a copy of a formatted voting record, shall be maintained.  The report shall be mailed within three days of receipt of a request.

Regulatory Reporting of Proxy Votes

The Company recognizes that if it has investment company clients, such clients are required by Rule 30b1-4 under the Investment Company Act of 1940 to file Form N-PX, Annual Report of Proxy Record of Registered Management Investment Company, with the SEC not later than August 31st of each year; and that the Form is to contain the Company’s proxy voting record, separately for each Fund (or series), for the most recent twelve-month period ended June 30.  Therefore, to the extent requested by clients, Company personnel shall assist with:

A)	preparation of Form N-PX, incorporating the spreadsheet prepared as required by Part C.4.; and
B)	review, execution and filing of the report on Form N-XP

Disclosure of Policies and Procedures for Voting Proxies

The Company recognizes that it is required by Rule 206(4)-6 under the Investment Advisers Act of 1940 to disclosure to clients its proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.  Therefore, the Company has adopted the following procedures:

A)	Disclosure in Schedule F to Form ADV

A brief description of these procedures shall be included in Schedule F to the Company’s Form ADV as an additional service.

B)	Delivery of Procedures upon Contract

If a client engages the Company to vote proxies in connection with or related to meetings of shareholders of issuers represented in the client’s portfolio, the client (a) shall be provided a copy of these procedures, (b) shall be asked if it wishes to provide written proxy voting instructions, and (c) shall sign and acknowledgement with respect to receipt of the procedures and provision of voting instructions.

Proxy Voting Procedures
of
Community Capital Management, Inc.

1.1 Community Capital Management Proxy Voting Policies and Procedures and Class Actions

1.1.1 Policy

Given the nature of the securities purchased on behalf of Clients there is little chance of encountering a proxy vote, absent unusual circumstances.  However, it is the Advisor’s policy, where it has accepted responsibility to vote proxies on behalf of a particular Client, to vote such proxies in the best interests of its Clients and ensure that the vote is not the product of an actual or potential conflict of interest.  For clients that are subject to ERISA, it is the Advisor’s policy to follow the provisions of the plan’s governing documents in the voting of plan securities, unless the Advisor determines that to do so would breach it fiduciary duties under ERISA.  Additionally, with respect to securities held in the Fund’s portfolio, the Advisor will vote proxies related to such securities in a manner that is consistent with the interests of the Fund.  The Advisor will comply with the Fund’s proxy policies if the Fund Board has adopted such policies.

The Advisor has established an Investment Management & Trading Committee with authority to supervise the implementation and administration of the proxy policy.  The Advisor has been authorized by the Fund to engage one or more service providers to assist it in implementing the policies.

The Advisor is ultimately responsible for posting the Fund’s proxy voting policy on the Fund’s website, making necessary filings with the SEC on Form N-PX and for posting the Fund’s voting record on the Fund’s website although Fund service providers may be responsible for the practical implementation of the filing.  The Advisor reports to the Fund Board at least annually with regard to the votes cast by the Committee on the Fund’s behalf.

In addition, from time to time the Fund may hold securities that are involved in class action settlements.  The Advisor shall review the terms of each class action settlement as it is applicable to holders of the security in question and shall exercise its fiduciary duty to the Fund in determining whether or not to participate in such settlements.  A written record of all such decisions shall be maintained in accordance with the Advisor’s books and records policy.

1.1.2 Procedure

The Chief Compliance Officer or his or her designee is in charge of monitoring corporate actions, and ensuring that proxies are submitted in a timely fashion.  The Investment Management & Trading Committee, in conjunction with the Chief Compliance Officer or his or her designee, is also in charge of: maintaining proxy voting procedures, maintaining proxy statements, keeping a record of votes cast on behalf of clients, client requests for proxy voting information, and any documents prepared by the Adviser that were material to making a proxy voting decision or that memorialized the basis for the decision.

The Investment Management & Trading Committee shall make the voting decision to ensure that votes are cast in favor of shareholder interests.

To insure that the shareholder’s interests are voted upon correctly the Advisor shall follow these guidelines:

➢	Routine Proposals

Routine proposals are those which do not change the structure, bylaws or operations of the corporation to the detriment of shareholders.  Given the routine nature of these proposals, proxies will nearly always be voted with management.

➢	Non-Routine Proposals

Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder’s investment.  The Portfolio Manager (with assistance from the Chief Compliance Officer or his or her designee, as necessary) will review each issue in this category on a case-by-case basis.  Voting decisions will be made based on the financial interest of the Client.

➢	Corporate Governance Proposals

The Advisor will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investments.

1.1.3 Proxy Conflicts of Interest

The Advisor recognizes that conflicts between itself and Clients may arise in voting the proxies of public companies and that these conflicts must be addressed. The Investment Management & Trading Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Where appropriate, the Advisor will use one of the following methods to resolve such conflicts, provided such method results in a decision to vote the proxies that is based on the clients' best interest and is not the product of the conflict:

1.	provide the Client with sufficient information regarding the shareholder vote and the Advisor’s potential conflict to the Client and obtain the client's consent before voting;

2.	vote securities based on a pre-determined voting policy set forth herein;

3.	vote Client securities based upon the recommendations of an independent third party; or

4.	request the Client to engage another party to determine how the proxies should be voted.

1.2 Third Party Delegation

The Advisor may delegate to a non-affiliated third party vendor, the responsibility to review proxy proposals and make voting recommendations to the Advisor.  The Investment Management & Trading Committee shall ensure that any third party recommendations followed will be consistent with the guidelines contained in this Compliance Manual.

Proxy Voting Procedures
of
Baldwin Brothers, Inc

 Baldwin Brothers, Inc. (“Baldwin Brothers”) understands that voting proxies of securities held on behalf of our clients is an important fiduciary responsibility having economic value. Baldwin Brothers aims to represent and vote proxies in the best long-term interest of our clients, exercising care, skill, prudence and diligence.

Guiding Principals

A guiding principle of our voting policies is that resolutions that reduce shareholder rights are generally not supported and those that sustain or increase shareholder value and rights are supported. Another guiding principal is Baldwin Brothers’ belief that resolutions calling for greater disclosure and accountability on financial, sustainability and governance matters are generally beneficial and in the long-term interest of the company and its shareholders, absent any meaningful competitive reasons for limiting disclosure.

Baldwin Brothers’ proxy voting policies are consistent with our financial, social and environmental objectives. As examples, this mandate leads Baldwin Brothers to generally support some of the following most frequently found shareholder resolutions:

•
Prepared comprehensive sustainability reports, as well as specific reports on policies and practices with respect to the environment, executive compensation, workplace diversity, vendor standards, and political contributions.

•	Respond to risks posed by climate change.

•	Adopt strong global labor standards and human right policies that include independent monitoring and public reporting.

•	Increase inclusiveness and independence on boards of directors.

•	Adopt inclusive nondiscrimination policies.

•	Support policies for shareholder ratification of auditors.

•	Generally oppose takeover defenses, as they limit shareholder value by eliminating the takeover or control premium for the company.

•	Evaluate proposals for governance issues taking into account the impact on shareholders rights.

•	Supports a one-share, one-vote policy and opposes mechanisms that skew voting rights.

Since these are general proxy policies, in some specific instances Baldwin Brothers may cast votes contrary to these guidelines. For example, Baldwin Brothers may vote against a proxy item despite general agreement with the intended result if we believe the resolution is not well crafted. Or, in unusual circumstances, Baldwin Brothers may vote contrary to the general guideline if specific characteristics of the company under consideration lead us to believe it is in the best interest of our clients.

PART C:  OTHER INFORMATION

Item 28.	Exhibits

(a)(1)
Certificate of Trust dated July 30, 2007, as filed with the state of Delaware on August 1, 2007 for AdvisorShares Trust (the “Registrant” or the “Trust”) is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001104659-09-017027 on March 12, 2009.

(a)(2)
Registrant’s Agreement and Declaration of Trust dated July 30, 2007 is incorporated herein by reference to Exhibit (a)(2) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-037448 on June 9, 2009.

(b)
Registrant’s By-Laws dated July 30, 2007 are incorporated herein by reference to Exhibit (b) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-037448 on June 9, 2009.

(c)	Not applicable.

(d)(1)
Advisory Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-037333 on July 9, 2010.

(d)(2)
Schedule A, as last revised May 10, 2011, to the Advisory Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-041972 on July 25, 2011.

(d)(3)	Revised Schedule A to the Advisory Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC, to be filed by amendment.

(d)(4)
Expense Limitation Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-037333 on July 9, 2010.

(d)(5)
Schedule A, as last revised May 10, 2011, to the Expense Limitation Agreement dated June 2, 2009 between the Registrant and AdvisorShares Investments, LLC, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-041972 on July 25, 2011.

1

(d)(6)
Investment Sub-Advisory Agreement dated June 2, 2009 between AdvisorShares Investments, LLC and H.S. Dent Investment Management LLC, relating to the Dent Tactical ETF, is incorporated herein by reference to Exhibit (d)(3) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 2, 2009.

(d)(7)
Expense Limitation Agreement dated June 2, 2009 between AdvisorShares Investments, LLC and H.S. Dent Investment Management, LLC, relating to the Dent Tactical ETF, is incorporated herein by reference to Exhibit (d)(4) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 2, 2009.

(d)(8)
Sub-Advisory Agreement dated November 20, 2009 between AdvisorShares Investments, LLC and WCM Investment Management, relating to the WCM/BNY Mellon Focused Growth ADR ETF, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-021988 on April 23, 2010.

(d)(9)
Sub-Advisory Agreement dated March 30, 2010 between AdvisorShares Investments, LLC and Mars Hill Partners, LLC, relating to the Mars Hill Global Relative Value ETF, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(d)(10)
Expense Limitation Agreement dated March 30, 2010 between AdvisorShares Investments, LLC and Mars Hill Partners, LLC, relating to the Mars Hill Global Relative Value ETF, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(d)(11)
Sub-Advisory Agreement dated May 10, 2010 between AdvisorShares Investments, LLC and Peritus I Asset Management, LLC, relating to the Peritus High Yield ETF, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-026211 on May 11, 2010.

(d)(12)
Expense Limitation Agreement dated May 10, 2010 between AdvisorShares Investments, LLC and Peritus I Asset Management, LLC, relating to the Peritus High Yield ETF, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-026211 on May 11, 2010.

2

(d)(13)
Sub-Advisory Agreement dated September 9, 2010, between AdvisorShares Investments, LLC and Cambria Investment Management, Inc., relating to the Cambria Global Tactical ETF, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(d)(14)
Expense Limitation Agreement dated September 9, 2010 between AdvisorShares Investments, LLC and Cambria Investment Management, Inc., relating to the Cambria Global Tactical ETF, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 11 to the Registrant’s Registration statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(d)(15)
Sub-Advisory Agreement dated September 15, 2010 between AdvisorShares Investments, LLC and Ranger Alternative Management, L.P., relating to the Active Bear ETF, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-050506 on September 22, 2010.

(d)(16)
Expense Limitation Agreement dated September 15, 2010 between AdvisorShares Investments, LLC and Ranger Alternative Management, L.P., relating to the Active Bear ETF, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-050506 on September 22, 2010.

(d)(17)
Sub-Advisory Agreement dated December 22, 2010 between AdvisorShares Investments, LLC and Madrona Funds, LLC, relating to the Madrona Forward Domestic ETF (now the Madrona Domestic ETF), Madrona Forward International ETF (now the Madrona International ETF) and Madrona Forward Global Bond ETF (now the Madrona Global Bond ETF), is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-069019 on December 30, 2010.

(d)(18)
Expense Limitation Agreement dated December 22, 2010 between AdvisorShares Investments, LLC and Madrona Funds, LLC, relating to the Madrona Forward Domestic ETF (now the Madrona Domestic ETF), Madrona Forward International ETF (now the Madrona International ETF) and Madrona Forward Global Bond ETF (now the Madrona Global Bond ETF), is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-069019 on December 30, 2010.

(d)(19)
Sub-Advisory Agreement dated March 14, 2011 between AdvisorShares Investments, LLC and American Retirement Planners II, Inc., relating to the Meidell Tactical Advantage ETF, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession  No. 0001144204-11-014960 on March 15, 2011.

3

(d)(20)
Expense Limitation Agreement dated March 14, 2011 between AdvisorShares Investments, LLC and American Retirement Planners II, Inc., relating to the Meidell Tactical Advantage ETF, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession  No. 0001144204-11-014960 on March 15, 2011.

(d)(21)
Sub-Advisory Agreement dated May 9, 2011 between AdvisorShares Investments, LLC and Trim Tabs Asset Management, LLC, relating to the TrimTabs Float Shrink ETF, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-027848 on May 11, 2011.

(d)(22)
Expense Limitation Agreement dated May 9, 2011 between AdvisorShares Investments, LLC and Trim Tabs Asset Management, LLC, relating to the TrimTabs Float Shrink ETF, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-027848 on May 11, 2011.

(d)(23)
Sub-Advisory Agreement dated June 22, 2011 between AdvisorShares Investments, LLC and Rockledge Advisors LLC, relating to the Rockledge SectorSAM ETF, is incorporated herein by reference to Exhibit is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-037754 on June 27, 2011.

(d)(24)
Expense Limitation Agreement dated June 22, 2011 between AdvisorShares Investments, LLC and Rockledge Advisors LLC, relating to the Rockledge SectorSAM ETF, is incorporated herein by reference to Exhibit is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-037754 on June 27, 2011.

(d)(25)
Sub-Advisory Agreement dated May 18, 2011 between AdvisorShares Investments, LLC and Accuvest Global Advisors, relating to the Accuvest Global Opportunities ETF, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-041972 on July 25, 2011.

(d)(26)
Expense Limitation Agreement dated May 18, 2011 between AdvisorShares Investments, LLC and Accuvest Global Advisors, relating to the Accuvest Global Opportunities ETF, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-041972 on July 25, 2011.

4

(d)(27)
Form of the Sub-Advisory Agreement dated September  , 2011 between AdvisorShares Investments, LLC and First Affirmative Financial Network, LLC, relating to the AdvisorShares Global Echo ETF, is filed herewith.

(d)(28)	Sub-Advisory Agreement dated September 21, 2011 between AdvisorShares Investments, LLC and Reynders, McVeigh Capital Management, LLC, relating to the AdvisorShares Global Echo ETF, is filed herewith.

(d)(29)	Form of the Sub-Advisory Agreement September , 2011 between AdvisorShares Investments, LLC and Community Capital Management, Inc., relating to the AdvisorShares Global Echo ETF, is filed herewith.

(d)(30)	Sub-Advisory Agreement September 23, 2011 between AdvisorShares Investments, LLC and Baldwin Brothers, Inc., relating to the AdvisorShares Global Echo ETF, is filed herewith.

(d)(31)	Sub-Advisory Agreement between AdvisorShares Investments, LLC and Partnervest Advisory Services, LLC, relating to the STAR™ Global Buy-Write ETF, to be filed by amendment.

(d)(32)	Expense Limitation Agreement between AdvisorShares Investments, LLC and Partnervest Advisory Services, LLC, relating to the STAR™ Global Buy-Write ETF, to be filed by amendment.

(d)(33)	Sub-Advisory Agreement between AdvisorShares Investments, LLC and Commerce Asset Management, LLC, relating to the QAM Equity Hedge ETF, to be filed by amendment.

(d)(34)	Expense Limitation Agreement between AdvisorShares Investments, LLC and Commerce Asset Management, LLC, relating to the QAM Equity Hedge ETF, to be filed by amendment.

(e)(1)
ETF Distribution Agreement dated June 25, 2009 between the Registrant and Foreside Fund Services, LLC is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(e)(2)
Exhibit A, as last revised February 14, 2011, to the ETF Distribution Agreement dated June 25, 2009 between the Registrant and Foreside Fund Services, LLC, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession  No. 0001144204-11-014960 on March 15, 2011.

(e)(3)
Revised Exhibit A to the ETF Distribution Agreement dated June 25, 2009 between the Registrant and Foreside Fund Services, LLC, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession  No. 0001144204-11-053588 on September 16, 2011.

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(e)(4)
Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(f)	Not applicable.

(g)(1)
Custody Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(g)(2)
Schedule II, as last revised March 4, 2011, to the Custody Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession  No. 0001144204-11-014960 on March 15, 2011.

(g)(3)
Revised Schedule II to the Custody Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession  No. 0001144204-11-053588 on September 16, 2011.

(h)(1)
Fund Administration and Accounting Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(h)(2)
Exhibit A, as last revised March 4, 2011, to the Fund Administration and Accounting Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession  No. 0001144204-11-014960 on March 15, 2011.

(h)(3)
Revised Exhibit A to the Fund Administration and Accounting Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession  No. 0001144204-11-053588 on September 16, 2011.

(h)(4)
Transfer Agency and Service Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

6

(h)(5)
Appendix I, as last revised March 4, 2011, to the Transfer Agency and Service Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession  No. 0001144204-11-014960 on March 15, 2011.

(h)(6)
Revised Appendix I to the Transfer Agency and Service Agreement dated July 16, 2009 between the Registrant and The Bank of New York Mellon, is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-053588 on September 16, 2011.

(h)(7)
Exchange Traded Fund Services Fee Schedule for Fund Custody, Fund Accounting, Fund Administration and Transfer Agency Services dated February 2009 is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(h)(8)	License Agreement dated ________, 2011 between AdvisorShares Investments, LLC and the Global Echo Foundation, to be filed by amendment.

(i)(1)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Dent Tactical ETF, is incorporated herein by reference to Exhibit (i)(1) of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-056114 on October 28, 2010.

(i)(2)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the WCM/BNY Mellon Focused Growth ADR ETF, is incorporated herein by reference to Exhibit (i)(1) of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-053676 on September 8, 2009.

(i)(3)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Mars Hill Global Relative Value ETF, is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(i)(4)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Peritus High Yield ETF, is incorporated herein by reference to Exhibit (i)(3) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-026211 on May 11, 2010.

7

(i)(5)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Cambria Global Tactical ETF, is incorporated herein by reference to Exhibit (i)(5) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(i)(6)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Active Bear ETF, is incorporated herein by reference to Exhibit (i)(6) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-050506 on September 22, 2010.

(i)(7)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Madrona Forward Domestic ETF (now the Madrona Domestic ETF), Madrona Forward International ETF (now the Madrona International ETF) and Madrona Forward Global Bond ETF (now the Madrona Global Bond ETF), is incorporated herein by reference to Exhibit (i)(8) of Post Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-064139 on November 30, 2010.

(i)(8)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Meidell Tactical Advantage ETF (formerly, the AdvisorShares Tactical ETF), is incorporated herein by reference to Exhibit (i)(9) of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-069019 on December 30, 2010.

(i)(9)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the TrimTabs Float Shrink ETF, is incorporated herein by reference to Exhibit (i)(10) of Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-002901 on January 19, 2011.

(i)(10)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Rockledge SectorSAM ETF, is incorporated herein by reference to Exhibit (i)(10) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-037754 on June 27, 2011.

(i)(11)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Accuvest Global Opportunities ETF, is incorporated herein by reference to Exhibit (i)(11) of Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-041972 on July 25, 2011.

(i)(12)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the AdvisorShares Global Echo ETF, is filed herewith.

(i)(13)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the STAR™ Global Buy-Write ETF, to be filed by amendment.

(i)(14)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the QAM Equity Hedge ETF, to be filed by amendment.

8

(j)	Not applicable.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)
Distribution Plan is incorporated herein by reference to Exhibit (m) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(m)(2)	Schedule A to the Distribution Plan, is filed herewith.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)
Code of Ethics for the Registrant is incorporated herein by reference to Exhibit (p)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(p)(2)
Code of Ethics of AdvisorShares Investments, LLC is incorporated herein by reference to Exhibit (p)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-052948 on September 1, 2009.

(p)(3)
Code of Ethics of Foreside Financial Group, LLC (including Fund Services, LLC) is incorporated herein by reference to Exhibit (p)(3) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-056114 on October 28, 2010.

(p)(4)
Code of Ethics of H.S. Dent Investment Management, LLC is incorporated herein by reference to Exhibit (p)(3) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001104659-09-037448 on June 9, 2009.

(p)(5)
Code of Ethics of WCM Investment Management is incorporated herein by reference to Exhibit (p)(5) of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-021988 on April 23, 2010.

(p)(6)
Code of Ethics of Mars Hill Partners, LLC is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-013601 on March 16, 2010.

(p)(7)
Code of Ethics of Peritus I Asset Management, LLC is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-026211 on May 11, 2010.

9

(p)(8)
Code of Ethics of Cambria Investment Management, Inc. is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-049117 on September 13, 2010.

(p)(9)
Code of Ethics of Ranger Alternative Management, L.P. is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No 0001144204-10-050506 on September 22, 2010.

(p)(10)
Code of Ethics of Madrona Funds, LLC is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-10-068568 on December 28, 2010.

(p)(11)
Code of Ethics of American Retirement Planners II, Inc. is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession  No. 0001144204-11-014960 on March 15, 2011.

(p)(12)
Code of Ethics of Trim Tabs Asset Management, LLC is incorporated herein by reference to Exhibit (p)(12) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-027848 on May 11, 2011.

(p)(13)
Code of Ethics of Rockledge Advisors LLC is incorporated herein by reference to Exhibit is incorporated herein by reference to Exhibit (p)(13) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-037754 on June 27, 2011.

(p)(14)
Code of Ethics of Accuvest Global Advisors is incorporated herein by reference to Exhibit (p)(14) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157867 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-027848 on May 11, 2011.

(p)(15)
Code of Ethics of First Affirmative Financial Network, LLC, is incorporated herein by reference to Exhibit (p)(15) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-053588 on September 16, 2011.

(p)(16)
Code of Ethics of Reynders, McVeigh Capital Management, LLC, is incorporated herein by reference to Exhibit (p)(16) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-053588 on September 16, 2011.

10

(p)(17)
Code of Ethics of Baldwin Brothers, Inc., is incorporated herein by reference to Exhibit (p)(17) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-053588 on September 16, 2011.

(p)(18)
Code of Ethics of Community Capital Management Inc., is incorporated herein by reference to Exhibit (p)(18) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-157876 and 811-22110), as filed with the SEC via EDGAR Accession No. 0001144204-11-053588 on September 16, 2011.

(p)(19)	Code of Ethics of Partnervest Advisory Services, LLC, to be filed by amendment.

(p)(20)	Code of Ethics of Commerce Asset Management, LLC, to be filed by amendment.

Item 29.	Persons Controlled by or under Common Control with the Fund

Not Applicable.

Item 30.	Indemnification

AdvisorShares Trust (the “Trust” or the “Registrant”) is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust dated as of July 30, 2007, as amended (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances.  Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.  The Registrant’s Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity.

(a)           Subject to the exceptions and limitations contained in paragraph (b) below:

(i)      every person who is, or has been, a Trustee or an officer, employee, or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series (out of assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person  and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to Article IX of the Declaration of Trust.

(ii)           as used herein the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

11

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)           who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)           in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office:

(A)           by the court or other body approving the settlement;

(B)           by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C)           by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder, by appropriate legal proceedings, may challenge any such determination by the Trustees or by independent counsel.

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)
To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of Section 9.02 of the Declaration of Trust may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of any undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it ultimately is determined that he is not entitled to indemnification under Section 9.02 of the Declaration of Trust; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a full trial-type inquiry or investigation), that there is a reason to believe that such Covered Person will be found entitled to indemnification under Section 9.02 of the Declaration of Trust.

12

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and other Connections of the Investment Adviser

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser and each sub-advisor is or has been, at any time during the last two fiscal years (June 30, 2009 and 2010), engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

AdvisorShares Investments LLC
AdvisorShares Investments, LLC, (the “Adviser”) serves as the investment adviser for the Trust.  The principal address of the Adviser is 2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814.  The Adviser is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.
Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Noah Hamman, CEO	Arrow Investment Advisors, LLC 2943 Olney Sandy Spring Road Olney, Maryland 20832	Founding Member and CEO
Dan Ahrens, Executive Vice President, CCO	Ahrens Advisors, L.P. 4144 N. Central Expressway Suite 600 Dallas, Texas 75214	Owner, President & Treasurer

H.S. Dent Investment Management, LLC
H.S. Dent Investment Management, LLC (“H.S. Dent”) serves as investment sub-adviser for the Trust’s Dent Tactical ETF.  The principal address of H.S. Dent is 15310 Amberly Drive, Suite 390, Tampa, Florida 33647.  H.S. Dent is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Harry S. Dent, Jr. Founder and Co-Portfolio Manager	HS Dent Publishing 15310 Amberly Drive Suite 390 Tampa, Florida 33647	Founder
	HS Dent Foundation 7505 Willowbend Drive McKinney, Texas 75071	Founder, Director
	SaveDaily 3020 Old Ranch Parkway, Suite 140 Seal Beach, California 90740	Chairman

13

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Rodney Johnson, President and Co-Portfolio Manager	HS Dent Publishing 15310 Amberly Drive Suite 390 Tampa, Florida 33647	President
	DCM, LLC 15824 Fairchild Drive Tampa, Florida 33647	Managing Member

WCM Investment Management
WCM Investment Management (“WCM”) serves as investment sub-adviser for the Trust’s WCM/BNY Mellon Focused Growth ADR ETF.  The principal address of WCM is 281 Brooks Street, Laguna Beach, California 92651. WCM is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2009 and 2010, none of the directors, officers or partners of WCM is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Mars Hill Partners, LLC
Mars Hill Partners, LLC (“Mars Hill”) serves as investment sub-adviser for the Trust’s Mars Hill Global Relative Value ETF.  The principal address of Mars Hill is 102 South Tejon, Suite 430, Colorado Springs, Colorado 80903.  Mars Hill is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
David Houle	Huntley Thatcher Ellsworth	Partner
Elliott Orsillo	Huntley Thatcher Ellsworth	Partner

Peritus I Asset Management, LLC
Peritus I Asset Management, LLC (“Peritus”) serves as investment sub-adviser for the Trust’s Peritus High Yield ETF.  The principal address of Peritus is 26 West Anapamu, 3rd Floor, Santa Barbara, California 93101.  Peritus is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

For the fiscal years ended June 30, 2009 and 2010, none of the directors, officers or partners of Peritus is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Cambria Investment Management, Inc.
Cambria Investment Management, Inc. (“Cambria”) serves as investment sub-adviser for the Trust’s Cambria Global Tactical ETF.  The principal address of Cambria is 2321 Rosecrans Avenue, Suite 4210, El Segundo, California 90245.  Cambria is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Mebane Faber, CIO	AlphaClone LLC	Co-Founder/Consultant
Eric Richardson, CEO	Cohen & Richardson, LLP	Partner

14

Ranger Alternative Management, L.P.
Ranger Alternative Management L.P. (“Ranger”) serves as investment sub-adviser for the Trust’s Active Bear ETF.  The principal address of Ranger is 300 Crescent Court, Suite 1100, Dallas, Texas 75201.  Ranger is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
John Del Vecchio	Parabolix Research Incorporated	President
Brad Lamensdorf	BHL Advisors, LLC	Managing Member & Portfolio Manager
	Precision GP, LLC	Managing Member & Portfolio Manager
Scott Canon	Green Mountain Energy Company	Director

Madrona Funds, LLC
Madrona Funds, LLC (“Madrona”) serves as investment sub-adviser for the Trust’s Madrona Domestic ETF, Madrona International ETF and Madrona Global Bond ETF.  The principal address of Madrona is 2911 Bond Street, Suite 105, Everett, Washington 98201.  Madrona is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Brian K. Evans, Investment Manager and Managing Member	Bauer Evans, Inc. P.S.	Owner and Director
	BondStreet Wealth Management, LLC	Owner and Director
	Partners Mortgage Investment Fund I, LLC	Partner
	Partners Residential Real Estate Fund I, LLC	Partner
Robert W. Bauer, Investment Manager and Member	Bauer Eavans, Inc. P.S.	Employee
	BondStreet Wealth Management, LLC	Employee
Kristi R. Henderson, Investment Manager and Member	Bauer Evans, Inc. P.S.	Employee
	BondStreet Wealth Management, LLC	Employee

American Retirement Planners II, Inc.
American Retirement Planners II, Inc. (doing business as “American Wealth Management”) serves as investment sub-adviser for the Trust’s Meidell Tactical Advantage ETF.  The principal address of American Wealth Management is 570 Hammill Lane, Reno, Nevada, 89511.  American Wealth Management is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Laif Meidell, President	Nevada-Area Council BSA	Executive Committee Member
	LDS Church	Bishop of Foothill Ward
Patricia Meidell, Secretary	FPA of Nevada	Secretary/Treasurer

15

Trim Tabs Asset Management, LLC
Trim Tabs Asset Management, LLC (“TrimTabs”) serves as investment sub-adviser for the Trust’s TrimTabs Float Shrink ETF.  The principal address of TrimTabs is 1505 Bridgeway, Suite 121, Sausalito, California 94965.  TrimTabs is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Charles Biderman. President & Chief Executive Officer	TrimTabs Investment Research	President & CEO
Vincent Deluard. Executive Vice President & Portfolio Manager	TrimTabs Investment Research	EVP Research

Rockledge Advisors LLC
Rockledge Advisors LLC (“Rockledge”) serves as investment sub-adviser for the Trust’s Rockledge SectorSAM ETF.  The principal address of Rockledge is 460 Classon Avenue, Brooklyn, New York 11238.  Rockledge is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Alex Gurvich	New York City Montessori Charter School	Board Member and Treasurer
James Mitchell	Tremont Group Holdings Tremont Capital (UK) Ltd. Tremont Bermuda Limited	Senior Vice President Managing Director Director

Accuvest Global Advisors
Accuvest Global Advisors (“Accuvest”) serves as investment sub-adviser for the Trust’s Accuvest Global Opportunities ETF.  The principal address of Accuvest is 3100 Oak Road, Suite 380, Walnut Creek, California 94597.  Accuvest is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Brad Jensen, Managing Director	William Wright Associates	Senior Portfolio Manager

First Affirmative Financial Network, LLC
First Affirmative Financial Network, LLC (“First Affirmative Financial”) serves as investment sub-adviser for the Trust’s AdvisorShares Global Echo ETF.  The principal address of First Affirmative Financial is 5475 Mark Dabling Boulevard, Suite 108, Colorado Springs, Colorado 80918.  First Affirmative Financial is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Steven J. Schueth	Alliance for Sustainable Colorado (non-profit) Americans for Nonsmokers Rights Americans for Nonsmokers Rights Foundation (non-profit)	Director, Treasurer Director Director

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Reynders, McVeigh Capital Management, LLC
Reynders, McVeigh Capital Management, LLC (“Reynders McVeigh”) serves as investment sub-adviser for the Trust’s AdvisorShares Global Echo ETF.  The principal address of Reynders McVeigh is 121 High Street, 5th floor, Boston, Massachusetts 02110.  Reynders McVeigh is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Chat Reynders, Chairman and CEO	Highwood Productions	President and Owner

Baldwin Brothers, Inc.
Baldwin Brothers, Inc. (“Baldwin Brothers”) serves as investment sub-adviser for the Trust’s AdvisorShares Global Echo ETF.  The principal address of Baldwin Brothers is 204 Spring St., Marion, Massachusetts, 02738.  Baldwin Brothers is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Chris de Roetth	Account Management	Partner
Michael Baldwin	Northeast Investors	Trustee
David Barrett	Tabor Academy	Trustee

Community Capital Management Inc.
Community Capital Management Inc. (“Community Capital”) serves as investment sub-adviser for the Trust’s AdvisorShares Global Echo ETF.  The principal address of Community Capital is 2500 Weston Road, Suite 101, Weston, Florida 3331.  Community Capital is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.
Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
David Downes, CEO	Oppenheimer Funds Internet Capital Glaxo Smith Kline Benefit THL Credit	Trustee Director Trust, Chair Director
Michelle Rogers, EVP/Senior Portfolio Manager	BAND (Broward Alliance for Neighborhood Development)	Unpaid board member
Barbara VanScoy, Founder, Chair of the Board & Senior Portfolio Manager	Southern Municipal Finance Society	Unpaid board member
Julie Egan, SVP/Portfolio Manager	Class Action Claims Management	Member

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Partnervest Advisory Services, LLC
Partnervest Advisory Services, LLC (“Partnervest”) serves as investment sub-adviser for the Trust’s STAR™ Global Buy-Write ETF.  The principal address of Partnervest is 1216 State Street 3rd Floor, Santa Barbara, California, 93101.  Partnervest  is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
Timothy J. Mahota , Managing Member and Chief Compliance Officer	Integral Development Corp	General Counsel

Commerce Asset Management, LLC
Commerce Asset Management, LLC (“Commerce Management”) serves as investment sub-adviser for the Trust’s QAM Equity Hedge ETF.  The principal address of Commerce Management is 6075 Poplar Ave, Suite 723, Memphis, Tennessee 38119.  Commerce Management is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company
J. Vincent Robinson, CEO	Trust One Bank, division of Synovus	Advisory Board member
	Ducks Unlimited, Inc	Non Board member independent audit committee member
	Christian Brothers University	Non Board member, independent audit committee member
Akos Beleznay, CIO	Equitas Partners LLC (GP of Equitas Evergreen Fund LP)	co-founder and principal, thru
	Equitas Evergreen Fund LP	CIO
	Equitas Capital Advisors LLC	Director of Consulting Research
Kurt Voldeng, COO	Memphis Sigma Chi Housing Group, non-profit	Treasurer

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

Item 32.	Principal Underwriters

(a) In addition to the Registrant, Foreside Fund Services, LLC (the “Distributor”), serves as the distributor and principal underwriter for the following other investment companies:

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1)	American Beacon Funds
2)	American Beacon Mileage Funds
3)	American Beacon Select Funds
4)	Henderson Global Funds
5)	Bridgeway Funds, Inc.
6)	Century Capital Management Trust
7)	Sound Shore Fund, Inc.
8)	Forum Funds
9)	Central Park Group Multi-Event Fund
10)	PMC Funds, Series of the Trust for Professional Managers
11)	Nomura Partners Funds, Inc.
12)	Wintergreen Fund, Inc.
13)	RevenueShares ETF Trust
14)	Direxion Shares ETF Trust
15)	Javelin Exchange-Traded Trust
16)	Liberty Street Horizon Fund, Series of the Investment Managers Series Trust
17)	DundeeWealth Funds
18)	Turner Funds
19)	Center Coast MLP Focus Fund, Series of the Investment Managers Series Trust
20)	Ironwood Multi-Strategy Fund LLC
21)	Ironwood Institutional Multi-Strategy Fund LLC
22)	FocusShares Trust

(b) The following officers of the Distributor hold the following positions with the Registrant.  Unless otherwise noted the principal business address of each officer of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Richard J. Berthy	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Secretary	None
Nanette K. Chern	Vice President and Chief Compliance Officer	None
Mark A. Fairbanks	President and Manager	None

Item 33.  Location of Accounts and Records:

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

(a)	Registrant:
c/o AdvisorShares Investments, LLC
2 Bethesda Metro Center, Suite 1330
Bethesda, MD 20814

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(b)	Advisor:
AdvisorShares Investments, LLC
2 Bethesda Metro Center, Suite 1330
Bethesda, MD 20814

(c)	Sub-Advisors:
H.S. Dent Investment Management, LLC
15310 Amberly Drive, Suite 390
Tampa, Florida 33647

WCM Investment Management
281 Brooks Street
Laguna Beach, California 92651

Mars Hill Partners, LLC
102 South Tejon, Suite 430
Colorado Springs, Colorado 80903

Peritus I Asset Management, LLC
26 West Anapamu, 3rd Floor
Santa Barbara, California 93101

Cambria Investment Management, Inc.
2321 Rosecrans Avenue, Suite 4210
El Segundo, California 90245

Ranger Alternative Management L.P.
300 Crescent Court, Suite 1100
Dallas, Texas 75201

Madrona Funds, LLC
2911 Bond Street, Suite 105
Everett, Washington 98201

American Wealth Management
570 Hammill Lane
Reno, Nevada 89511

Trim Tabs Asset Management, LLC
1505 Bridgeway, Suite 121
Sausalito, California 94965

Rockledge Advisors LLC
460 Classon Avenue
Brooklyn, New York 11238

Accuvest Global Advisors
3100 Oak Road, Suite 380
Walnut Creek, California 94597

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First Affirmative Financial Network, LLC
5475 Mark Dabling Boulevard, Suite 108
Colorado Springs, Colorado 80918

Reynders, McVeigh Capital Management, LLC
121 High Street, 5th Floor
Boston, Massachusetts 02110

Baldwin Brothers, Inc.
204 Spring Street
Marion, Massachusetts 02738

Community Capital Management Inc.
2500 Weston Road, Suite 101
Weston, FL 33331

Partnervest Advisory Services, LLC
1216 State Street 3rd Floor Santa Barbara, California, 93101

Commerce Asset Management, LLC
6075 Poplar Ave, Suite 723
Memphis, Tennessee 38119

Principal Underwriter:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

(d)
Custodian:
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 35 to Registration Statement No. 333-157876 to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, State of Maryland on this 28th day of September, 2011.

AdvisorShares Trust

/s/ Noah Hamman
Noah Hamman
Chairman of the Board of Trustees,
Chief Executive Officer, Principal
Financial Officer and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 35 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Noah Hamman	Chairman of the Board of Trustees,	September 28, 2011
Noah Hamman	Chief Executive Officer,
Principal Financial Officer and
President

*	Trustee	September 28, 2011
Elizabeth Piper/Bach

*	Trustee	September 28, 2011
William G. McVay

*	Secretary, Chief Compliance	September 28, 2011
Dan Ahrens	Officer and Treasurer

* Noah Hamman, Power of Attorney

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Exhibit Index

Exhibit Number	Exhibit:

EX-99.D27	Form of the Sub-Advisory Agreement dated September , 2011 between AdvisorShares Investments, LLC and First Affirmative Financial Network, LLC, relating to the AdvisorShares Global Echo ETF

EX-99.D28	Sub-Advisory Agreement September 21, 2011 between AdvisorShares Investments, LLC and Reynders, McVeigh Capital Management, LLC, relating to the AdvisorShares Global Echo ETF

EX-99.D29	Form of the Sub-Advisory Agreement September , 2011 between AdvisorShares Investments, LLC and Community Capital Management, Inc., relating to the AdvisorShares Global Echo ETF

EX-99.D30	Sub-Advisory Agreement September 23, 2011 between AdvisorShares Investments, LLC and Baldwin Brothers, Inc., relating to the AdvisorShares Global Echo ETF

EX-99.I12	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the AdvisorShares Global Echo ETF

EX-99.M2	Schedule A to the Distribution Plan

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